UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21906
                                      ------------------------------------------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: August 31
                         ---------

Date of reporting period: November 30, 2008
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

EEB CLAYMORE/BNY BRIC ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

    NUMBER OF
    SHARES       DESCRIPTION                                                                  VALUE
    ------------------------------------------------------------------------------------------------

                 COMMON STOCKS  - 67.8%
                 CONSUMER DISCRETIONARY - 1.5%
        71,053   Ctrip.com International Ltd., ADR (China)                              $ 1,653,403
       123,091   Focus Media Holding Ltd., ADR (China) (a)                                  919,490
        61,005   Gafisa SA, ADR (Brazil)                                                    491,700
       116,509   Melco Crown Entertainment Ltd., ADR (China) (a)                            370,499
        31,716   New Oriental Education & Technology Group, ADR (China) (a)               1,636,863
        55,301   VisionChina Media, Inc., ADR (China) (a)                                   374,388
                                                                                    ----------------
                                                                                          5,446,343
                                                                                    ----------------
                 CONSUMER STAPLES - 1.0%
        66,053   China Nepstar Chain Drugstore Ltd., ADR (China)                            277,423
        81,372   Perdigao SA, ADR (Brazil)                                                2,606,345
        31,640   Wimm-Bill-Dann Foods OJSC, ADR (Russia) (a)                                753,981
                                                                                    ----------------
                                                                                          3,637,749
                                                                                    ----------------
                 ENERGY - 18.5%
       168,159   China Petroleum & Chemical Corp., ADR (China)                           11,187,618
       150,486   CNOOC Ltd., ADR (China)                                                 12,341,357
        51,459   Gushan Environmental Energy Ltd., ADR (China)                              111,666
       209,640   PetroChina Co. Ltd., ADR (China)                                        17,312,071
     1,116,571   Petroleo Brasileiro SA, ADR (Brazil)                                    23,380,997
       204,928   Yanzhou Coal Mining Co. Ltd., ADR (China)                                1,133,252
                                                                                    ----------------
                                                                                         65,466,961
                                                                                    ----------------
                 FINANCIALS -  10.2%
       469,076   China Life Insurance Co. Ltd., ADR (China)                              18,190,767
        54,092   E-House China Holdings Ltd., ADR (China) (a)                               308,324
        86,832   HDFC Bank Ltd., ADR (India)                                              4,966,790
       412,769   ICICI Bank Ltd., ADR (India)                                             5,877,831
       107,550   Unibanco - Uniao de Bancos Brasileiros SA, ADR (Brazil)                  6,892,880
                                                                                    ----------------
                                                                                         36,236,592
                                                                                    ----------------
                 HEALTH CARE - 0.9%
        30,695   China Medical Technologies, Inc., ADR (China)                              629,554
       117,446   Dr. Reddy's Laboratories Ltd., ADR (India)                               1,041,746
        72,811   Mindray Medical International Ltd., ADR (China)                          1,316,423
        56,313   WuXi PharmaTech Cayman, Inc., ADR (China) (a)                              335,626
                                                                                    ----------------
                                                                                          3,323,349
                                                                                    ----------------
                 INDUSTRIALS - 1.7%
        20,024   China Eastern Airlines Corp., Ltd., ADR (China) (a) (b)                    208,850
        43,033   China Southern Airlines Co. Ltd., ADR (China) (a)                          275,842
       126,083   Empresa Brasileira de Aeronautica SA, ADR (Brazil)                       1,958,069
        32,549   Guangshen Railway Co. Ltd., ADR (China)                                    550,078
       151,844   JA Solar Holdings Co. Ltd., ADR (China) (a)                                534,491
        97,613   Suntech Power Holdings Co. Ltd., ADR (China) (a)                           833,615
       259,089   Tata Motors Ltd., ADR (India)                                            1,178,855
        65,186   Yingli Green Energy Holding Co. Ltd., ADR (China) (a)                      268,566
                                                                                    ----------------
                                                                                          5,808,366
                                                                                    ----------------

                 INFORMATION TECHNOLOGY - 6.8%
        13,725   Baidu.com, ADR (China) (a)                                               1,864,953
        46,273   China Digital TV Holding Co. Ltd., ADR (China) (a)                         227,200
       121,267   Giant Interactive Group, Inc., ADR (China) (a)                             738,516
       444,970   Infosys Technologies Ltd., ADR (India)                                  11,190,996
        31,426   LDK Solar Co. Ltd., ADR (China) (a)                                        486,474
        64,053   Netease.com, ADR (China) (a)                                             1,178,575
        41,116   Patni Computer Systems Ltd., ADR (India)                                   240,529
        25,983   Perfect World Co. Ltd., ADR (China) (a)                                    453,403
        45,565   Renesola Ltd., ADR (China) (a)                                             158,111
       306,922   Satyam Computer Services Ltd., ADR (India)                               3,907,117
        51,610   Shanda Interactive Entertainment Ltd., ADR (China) (a)                   1,107,551
        35,030   Trina Solar Ltd., ADR (China) (a)                                          333,135
       276,475   Wipro Ltd., ADR (India)                                                  2,090,151
                                                                                    ----------------
                                                                                         23,976,711
                                                                                    ----------------
                 MATERIALS - 7.2%
       162,210   Aluminum Corp. of China Ltd., ADR (China)                                1,870,281
       393,455   Cia Siderurgica Nacional SA, ADR (Brazil)                                4,532,601
     1,326,732   Cia Vale do Rio Doce, ADR (Brazil)                                      15,841,180
       222,769   Mechel, ADR (Russia)                                                     1,396,762
        24,529   Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)                       556,318
       289,376   Sterlite Industries India Ltd., ADR (India)                              1,426,624
                                                                                    ----------------
                                                                                         25,623,766
                                                                                    ----------------
                 TELECOMMUNICATION SERVICES - 18.6%
       828,464   China Mobile Ltd., ADR (China)                                          37,968,505
       140,187   China Telecom Corp. Ltd., ADR (China)                                    5,334,115
       707,751   China Unicom Hong Kong Ltd., ADR (China)                                 8,740,725
        97,656   Hutchison Telecommunications International Ltd., ADR (China) (a)         1,725,582
        96,231   Mahanagar Telephone Nigam, ADR (India)                                     285,806
       189,094   Mobile Telesystems OJSC, ADR (Russia)                                    5,604,746
        63,875   Rostelecom, ADR (Russia)                                                 2,701,913
        28,544   Tata Communications Ltd., ADR (India)                                      451,852
       305,837   Vimpel-Communications, ADR (Russia)                                      2,905,451
                                                                                    ----------------
                                                                                         65,718,695
                                                                                    ----------------
                 UTILITIES - 1.4%
        56,690   Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)            1,185,955
        35,882   CPFL Energia SA, ADR (Brazil)                                            1,559,790
        79,003   Huaneng Power International, Inc., ADR (China)                           2,129,131
                                                                                    ----------------
                                                                                          4,874,876
                                                                                    ----------------
                 TOTAL COMMON STOCKS - 67.8%
                 (Cost $586,861,873)                                                    240,113,408
                                                                                    ----------------

                 PREFERRED STOCKS  - 32.0%
                 CONSUMER DISCRETIONARY - 1.0%
       221,755   NET Servicos de Comunicacao SA, Preference Shares, ADR (Brazil)          1,283,961
        98,271   Ultrapar Participacoes SA, Preference Shares, ADR (Brazil)               2,165,893
                                                                                    ----------------
                                                                                          3,449,854
                                                                                    ----------------
                 CONSUMER STAPLES - 2.7%
        59,819   Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference
                 Shares, ADR (Brazil)                                                     1,973,429
       156,587   Cia de Bebidas das Americas, Preference Shares, ADR (Brazil)             6,806,837
       146,799   Sadia SA, Preference Shares, ADR (Brazil)                                  647,383
                                                                                    ----------------
                                                                                          9,427,649
                                                                                    ----------------
                 ENERGY - 7.7%
     1,538,682   Petroleo Brasileiro SA, Preference Shares, ADR (Brazil)                 27,357,766
                                                                                    ----------------

                 FINANCIALS -  8.3%
     1,513,648   Banco Bradesco SA, Preference Shares, ADR (Brazil)                      16,105,215
     1,127,551   Banco Itau Holding Financeira SA, Preference Shares, ADR (Brazil)       13,057,040
                                                                                    ----------------
                                                                                         29,162,255
                                                                                    ----------------
                 INDUSTRIALS - 0.2%
        60,908   Gol Linhas Aereas Inteligentes SA, Preference Shares, ADR (Brazil)         238,760
        70,793   Tam SA, Preference Shares, ADR (Brazil)                                    492,719
                                                                                    ----------------
                                                                                            731,479
                                                                                    ----------------
                 MATERIALS - 8.0%
        50,514   Aracruz Celulose SA, Preference Shares, ADR (Brazil)                       419,771
        81,151   Braskem SA, Preference Shares, ADR (Brazil)                                449,576
     2,070,635   Cia Vale do Rio Doce, Preference Shares, ADR (Brazil)                   22,549,215
       662,332   Gerdau SA, Preference Shares, ADR (Brazil)                               4,318,405
        92,937   Votorantim Celulose e Papel SA, Preference Shares, ADR (Brazil)            516,730
                                                                                    ----------------
                                                                                         28,253,697
                                                                                    ----------------
                 TELECOMMUNICATION SERVICES - 2.5%
        31,942   Brasil Telecom Participacoes SA, Preference Shares, ADR (Brazil)         1,321,760
        47,353   Brasil Telecom SA, Preference Shares, ADR (Brazil)                         939,484
       261,724   Tele Norte Leste Participacoes SA, Preference Shares, ADR (Brazil)       3,842,108
        59,706   Tim Participacoes SA, Preference Shares, ADR (Brazil)                    1,026,943
       146,636   Vivo Participacoes SA, Preference Shares, ADR (Brazil)                   1,819,753
                                                                                    ----------------
                                                                                          8,950,048
                                                                                    ----------------
                 UTILITIES - 1.6%
       283,108   Cia Energetica de Minas Gerais, Preference Shares, ADR (Brazil)          4,481,600
       107,265   Cia Paranaense de Energia, Preference Shares, ADR (Brazil)               1,270,017
                                                                                    ----------------
                                                                                          5,751,617
                                                                                    ----------------
                 TOTAL PREFERRED STOCKS - 32.0%
                 (Cost $262,993,469)                                                    113,084,365
                                                                                    ----------------

                 TOTAL INVESTMENTS - 99.8%
                 (Cost $849,855,342)                                                    353,197,773
                 Other Assets in excess of Liabilities - 0.2%                               736,562
                                                                                    ----------------
                 NET ASSETS - 100.0%                                                  $ 353,934,335
                                                                                    ================


ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $208,850 which represents 0.1% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

--------------------------------------------------------------------------------
                              Country Allocation*
--------------------------------------------------------------------------------
Brazil                                                                    48.6%
China                                                                     38.4%
India                                                                      9.2%
Russia                                                                     3.8%

--------------------------------------------------------------------------------

*    Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                              $ 352,989                   $ -               $ 352,989
Level 2                                                    209                     -                     209
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                $ 353,198                   $ -               $ 353,198
                                            ===================    ==================   =====================

Liabilities:
Level 1                                              $       -                   $ -               $       -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                $       -                   $ -               $       -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                         $       -                   $ -               $       -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                           $       -                   $ -               $       -
                                            ===================    ==================   =====================

CSD | CLAYMORE/CLEAR SPIN-OFF ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

NUMBER OF
SHARES           DESCRIPTION                                                                   VALUE
-----------------------------------------------------------------------------------------------------
                 COMMON STOCK - 98.5%
                 CONSUMER DISCRETIONARY - 15.2%
        13,793   Hanesbrands, Inc. (a)                                                     $ 178,206
        29,079   Sally Beauty Holdings, Inc. (a)                                             126,494
        22,970   Time Warner Cable, Inc. - Class A (a)                                       466,291
        10,393   WABCO Holdings, Inc.                                                        154,440
        28,107   Wyndham Worldwide Corp.                                                     134,351
        11,937   Xinhua Finance Media Ltd. ADR (Cayman Islands) (a)                            7,520
                                                                                 --------------------
                                                                                           1,067,302
                                                                                 --------------------
                 CONSUMER STAPLES - 8.3%
        21,280   Kraft Foods, Inc. - Class A                                                 579,029
                                                                                 --------------------

                 ENERGY - 9.5%
         9,868   Atlas Energy Resources LLC                                                  165,782
        12,024   Patriot Coal Corp. (a)                                                      101,843
        24,741   Spectra Energy Corp.                                                        402,289
                                                                                 --------------------
                                                                                             669,914
                                                                                 --------------------
                 FINANCIALS - 10.0%
        43,700   Discover Financial Services                                                 447,051
        17,862   MF Global Ltd. (Bermuda) (a)                                                 46,798
        11,038   MSCI, Inc. - Class A (a)                                                    170,316
         3,712   OneBeacon Insurance Group Ltd. (Bermuda)                                     40,461
                                                                                 --------------------
                                                                                             704,626
                                                                                 --------------------
                 HEALTH CARE - 9.0%
         8,673   Assisted Living Concepts, Inc. - Class A (a)                                 40,503
        13,876   Covidien Ltd. (Bermuda)                                                     511,331
         4,660   PharMerica Corp. (a)                                                         77,449
                                                                                 --------------------
                                                                                             629,283
                                                                                 --------------------
                 INDUSTRIALS - 8.0%
        15,831   Avis Budget Group, Inc. (a)                                                  12,032
        50,847   Hertz Global Holdings, Inc. (a)                                             177,456
        18,644   KBR, Inc.                                                                   256,728
        18,593   Mueller Water Products, Inc. - Class A                                      114,533
           733   Universal Power Group, Inc. (a)                                               1,055
                                                                                 --------------------
                                                                                             561,804
                                                                                 --------------------
                 INFORMATION TECHNOLOGY - 29.4%
        21,804   Broadridge Financial Solutions, Inc.                                        248,566
        17,155   Fidelity National Information Services, Inc.                                294,723
         3,974   Harris Stratex Networks, Inc. - Class A (a)                                  19,830
        18,457   Metavante Technologies, Inc. (a)                                            318,752
        54,893   Qimonda AG ADR (Germany) (a)                                                 10,430
        23,648   Teradata Corp. (a)                                                          317,593
        17,500   Tyco Electronics Ltd. (Bermuda)                                             288,400
        10,181   VMware, Inc. - Class A (a)                                                  197,002
        28,038   Western Union Co. (The)                                                     372,064
                                                                                 --------------------
                                                                                           2,067,360
                                                                                 --------------------
                 MATERIALS - 2.8%
         9,439   Allied Nevada Gold Corp. (a)                                                 26,901
        80,875   Domtar Corp. (a)                                                            113,225
         3,136   Zep, Inc.                                                                    56,793
                                                                                 --------------------
                                                                                             196,919
                                                                                 --------------------
                 TELECOMMUNICATION SERVICES - 6.3%
        49,796   Windstream Corp.                                                            441,193
                                                                                 --------------------

                 TOTAL COMMON STOCK - 98.5%
                 (Cost - $15,642,077)                                                      6,917,430
                                                                                 --------------------

                 MASTER LIMITED PARTNERSHIPS - 1.3%
                 ENERGY - 1.3%
         5,246   Encore Energy Partners LP                                                    75,490
         3,351   Constellation Energy Partners LLC                                            17,593
                                                                                 --------------------
                 (Cost - $204,858)                                                            93,083
                                                                                 --------------------

                 EXCHANGE-TRADED FUNDS - 0.2%
           340   Vanguard Mid-Cap ETF
                 (Cost $12,660)                                                               14,300
                                                                                 --------------------

                 TOTAL INVESTMENTS - 100.0%
                 (Cost - $15,859,595)                                                      7,024,813
                 Liabilities in excess of Other Assets - 0.0%                                   (579)
                                                                                 --------------------
                 NET ASSETS - 100.0%                                                     $ 7,024,234
                                                                                 ====================

-----------------------------------------------------------------------------------------------------


ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
LP - Limited Partnership

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


--------------------------------------------------------------------------------
                               COUNTRY ALLOCATION*
--------------------------------------------------------------------------------
United States                                                             87.1%
Bermuda                                                                   12.6%
Germany                                                                    0.2%
Cayman Islands                                                             0.1%
--------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2008

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                                $ 7,025                   $ -                 $ 7,025
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $ 7,025                   $ -                 $ 7,025
                                            ===================    ==================   =====================

Liabilities:
Level 1                                                $     -                   $ -                 $     -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $     -                   $ -                 $     -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                           $     -                   $ -                 $     -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                             $     -                   $ -                 $     -
                                            ===================    ==================   =====================

XGC | CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

            NUMBER OF
            SHARES         DESCRIPTION                                                                       VALUE
-------------------------------------------------------------------------------------------------------------------
                           COMMON STOCKS  - 99.6%
                           CONSUMER DISCRETIONARY - 25.3%
                   2,546   Bed Bath & Beyond, Inc. (a)                                                    $ 51,658
                   3,535   Best Buy Co., Inc.                                                               73,210
                   4,243   Coach, Inc. (a)                                                                  75,950
                   4,546   H&R Block, Inc.                                                                  86,965
                   2,241   Harley-Davidson, Inc.                                                            38,119
                   2,391   Home Depot, Inc.                                                                 55,256
                   1,785   Kohl's Corp. (a)                                                                 58,298
                   4,048   Lowe's Cos., Inc.                                                                83,632
                   8,142   Staples, Inc.                                                                   141,345
                   8,194   Starbucks Corp. (a)                                                              73,172
                   8,536   Time Warner, Inc.                                                                77,251
                   5,040   TJX Cos., Inc.                                                                  115,013
                                                                                                     --------------
                                                                                                           929,869
                                                                                                     --------------
                           ENERGY - 7.2%
                   1,188   National Oilwell Varco, Inc. (a)                                                 33,609
                   1,643   Noble Corp. (Cayman Islands)                                                     44,016
                   4,911   Petro-Canada (Canada)                                                           123,021
                     966   Transocean, Inc. (Switzerland) (a)                                               64,606
                                                                                                     --------------
                                                                                                           265,252
                                                                                                     --------------
                           FINANCIALS - 19.5%
                   4,051   Aflac, Inc.                                                                     187,561
                   2,651   Allstate Corp. (The)                                                             67,441
                   4,485   Bank of America Corp.                                                            72,881
                   1,662   Capital One Financial Corp.                                                      57,189
                     651   Goldman Sachs Group, Inc. (The)                                                  51,422
                   2,394   Manulife Financial Corp. (Canada)                                                41,129
                   3,138   Morgan Stanley                                                                   46,286
                   3,509   Sun Life Financial, Inc. (Canada)                                                70,847
                   4,631   US Bancorp                                                                      124,944
                                                                                                     --------------
                                                                                                           719,700
                                                                                                     --------------
                           HEALTH CARE - 8.1%
                   2,619   Coventry Health Care, Inc. (a)                                                   32,659
                   3,481   Forest Laboratories, Inc. (a)                                                    84,171
                   3,707   UnitedHealth Group, Inc.                                                         77,884
                   2,888   WellPoint, Inc. (a)                                                             102,813
                                                                                                     --------------
                                                                                                           297,527
                                                                                                     --------------
                           INDUSTRIALS - 9.3%
                   2,078   Cummins, Inc.                                                                    53,155
                   3,293   Danaher Corp.                                                                   183,222
                   2,171   United Technologies Corp.                                                       105,359
                                                                                                     --------------
                                                                                                           341,736
                                                                                                     --------------

                           INFORMATION TECHNOLOGY - 24.1%
                   5,512   ASML Holding NV (Netherlands)                                                    84,499
                   5,870   Cisco Systems, Inc. (a)                                                          97,090
                   3,554   Cognizant Technology Solutions Corp. - Class A (a)                               68,237
                   4,660   Dell, Inc. (a)                                                                   52,052
                   5,418   eBay, Inc. (a)                                                                   71,138
                   2,490   Fiserv, Inc. (a)                                                                 85,009
                   3,320   Microsoft Corp.                                                                  67,130
                   8,265   Oracle Corp. (a)                                                                132,984
                   2,917   Paychex, Inc.                                                                    82,434
                   3,443   Research In Motion Ltd. (Canada) (a)                                            146,224
                                                                                                     --------------
                                                                                                           886,797
                                                                                                     --------------
                           MATERIALS - 6.1%
                   1,783   BHP Billiton Ltd. - ADR (Australia)                                              71,356
                   4,320   Nucor Corp.                                                                     154,138
                                                                                                     --------------
                                                                                                           225,494
                                                                                                     --------------
                           TOTAL COMMON STOCKS - 99.6%
                           (Cost $6,752,741)                                                             3,666,375
                                                                                                     --------------

                           EXCHANGE-TRADED FUNDS - 0.2%
                      85   SPDR Trust Series 1
                           (Cost $7,978)                                                                     7,646
                                                                                                     --------------

                           TOTAL INVESTMENTS - 99.8%
                           (Cost $6,760,719)                                                             3,674,021
                           Other Assets in excess of Liabilities - 0.2%                                      6,089
                                                                                                     --------------
                           NET ASSETS - 100.0%                                                          $3,680,110
                                                                                                     ==============


ADR - American Depositary Receipt

(a)      Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------------
                          COUNTRY ALLOCATION*
-------------------------------------------------------------------------------
United States                                                            82.4%
Canada                                                                   10.4%
Netherlands                                                               2.3%
Australia                                                                 1.9%
Switzerland                                                               1.8%
Cayman Islands                                                            1.2%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:

DESCRIPTION                                     SECURITIES            DERIVATIVES               TOTAL
                                            --------------------   -------------------   ---------------------
(value in $000s)
Assets:
Level 1                                                 $ 3,674                   $ -                 $ 3,674
Level 2                                                       -                     -                       -
Level 3                                                       -                     -                       -
                                            --------------------   -------------------   ---------------------
Total                                                   $ 3,674                   $ -                 $ 3,674
                                            ====================   ===================   =====================

Liabilities:
Level 1                                                 $     -                   $ -                 $     -
Level 2                                                       -                     -                       -
Level 3                                                       -                     -                       -
                                            --------------------   -------------------   ---------------------
Total                                                   $     -                   $ -                 $     -
                                            ====================   ===================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES               TOTAL
                                            --------------------   -------------------   ---------------------
Beginning Balance at 8/31/08                            $     -                   $ -                 $     -
Total Realized Gain/Loss                                      -                     -                       -
Change in Unrealized Gain/Loss                                -                     -                       -
Net Purchases and Sales                                       -                     -                       -
Net Transfers In/Out                                          -                     -                       -
                                            --------------------   -------------------   ---------------------
Ending Balance at 11/30/08                              $     -                   $ -                 $     -
                                            ====================   ===================   =====================

OTR | CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

               NUMBER OF
               SHARES         DESCRIPTION                                                                            VALUE
---------------------------------------------------------------------------------------------------------------------------
                              COMMON STOCK - 99.7%
                              CONSUMER DISCRETIONARY - 6.0%
                       822    Amazon.com, Inc. (a)                                                                $ 35,099
                       105    Bally Technologies, Inc. (a)                                                           1,939
                     2,023    DIRECTV Group, Inc. (The) (a)                                                         44,526
                       564    International Game Technology                                                          6,040
                        75    priceline.com, Inc. (a)                                                                5,175
                       178    Scientific Games Corp. - Class A (a)                                                   2,672
                                                                                                        -------------------
                                                                                                                    95,451
                                                                                                        -------------------
                              CONSUMER STAPLES - 4.0%
                       816    Avon Products, Inc.                                                                   17,218
                       795    Kimberly-Clark Corp.                                                                  45,943
                                                                                                        -------------------
                                                                                                                    63,161
                                                                                                        -------------------
                              ENERGY - 2.6%
                       589    Baker Hughes, Inc.                                                                    20,515
                       417    Cameron International Corp. (a)                                                        8,799
                       419    Smith International, Inc.                                                             12,252
                                                                                                        -------------------
                                                                                                                    41,566
                                                                                                        -------------------
                              HEALTH CARE - 36.4%
                       182    Alkermes, Inc. (a)                                                                     1,343
                       263    Amylin Pharmaceuticals, Inc. (a)                                                       1,949
                     1,202    Baxter International, Inc.                                                            63,586
                       878    Celgene Corp. (a)                                                                     45,744
                       179    Dendreon Corp. (a)                                                                       873
                       202    Exelixis, Inc. (a)                                                                       624
                     2,022    Genentech, Inc. (a)                                                                  154,885
                     1,762    Gilead Sciences, Inc. (a)                                                             78,920
                     4,997    GlaxoSmithKline PLC - ADR (United Kingdom)                                           172,097
                       183    Isis Pharmaceuticals, Inc. (a)                                                         2,099
                       139    Kinetic Concepts, Inc. (a)                                                             3,008
                        87    Myriad Genetics, Inc. (a)                                                              5,157
                       229    PDL BioPharma, Inc.                                                                    2,194
                       209    Sepracor, Inc. (a)                                                                     2,458
                       109    Sequenom, Inc. (a)                                                                     1,821
                       790    Stryker Corp.                                                                         30,747
                       288    Vertex Pharmaceuticals, Inc. (a)                                                       7,082
                       190    Waters Corp. (a)                                                                       7,834
                                                                                                        -------------------
                                                                                                                   582,421
                                                                                                        -------------------
                              INDUSTRIALS - 5.1%
                     1,404    Boeing Co.                                                                            59,852
                        96    Energy Conversion Devices, Inc. (a)                                                    2,686
                       256    Foster Wheeler Ltd. (Bermuda) (a)                                                      5,699
                       436    McDermott International, Inc. (Panama) (a)                                             4,251
                       398    Pitney Bowes, Inc.                                                                     9,835
                                                                                                        -------------------
                                                                                                                    82,323
                                                                                                        -------------------
                              INFORMATION TECHNOLOGY - 38.9%
                     2,526    Activision Blizzard, Inc. (a)                                                         29,554
                     1,017    Adobe Systems, Inc. (a)                                                               23,554
                       576    Altera Corp.                                                                           8,473
                       339    Amphenol Corp. - Class A                                                               7,872
                     1,702    Apple, Inc. (a)                                                                      157,724
                       165    Ariba, Inc. (a)                                                                        1,328
                       431    Autodesk, Inc. (a)                                                                     7,150
                     3,752    Dell, Inc. (a)                                                                        41,910
                       905    Finisar Corp. (a)                                                                        398
                       433    MEMC Electronic Materials, Inc. (a)                                                    6,504
                    11,537    Microsoft Corp.                                                                      233,278
                       440    National Semiconductor Corp.                                                           4,840
                       201    Rambus, Inc. (a)                                                                       2,072
                     1,083    Research In Motion Ltd. (Canada) (a)                                                  45,995
                       232    Salesforce.com, Inc. (a)                                                               6,640
                       196    TiVo, Inc. (a)                                                                           984
                       689    Unisys Corp. (a)                                                                         462
                       139    Varian Semiconductor Equipment Associates, Inc. (a)                                    2,558
                       370    VeriSign, Inc. (a)                                                                     7,988
                       746    Vmware, Inc. - Class A (a)                                                            14,435
                     1,397    Western Union Co. (The) (a)                                                           18,538
                                                                                                        -------------------
                                                                                                                   622,257
                                                                                                        -------------------
                              MATERIALS - 5.9%
                       474    Ecolab, Inc.                                                                          18,197
                       971    Monsanto Co.                                                                          76,903
                                                                                                        -------------------
                                                                                                                    95,100
                                                                                                        -------------------
                              TELECOMMUNICATIONS - 0.8%
                     3,074    Level 3 Communications, Inc. (a)                                                       2,890
                     3,263    Qwest Communications International, Inc.                                              10,442
                                                                                                        -------------------
                                                                                                                    13,332
                                                                                                        -------------------
                              TOTAL COMMON STOCKS - 99.7%
                              (Cost $2,088,017)                                                                  1,595,611
                                                                                                        -------------------

                              EXCHANGE-TRADED FUNDS - 0.2%
                        70    iShares S&P 500 Growth Index Fund
                              (Cost $3,013)                                                                          3,114
                                                                                                        -------------------

                              TOTAL INVESTMENTS - 99.9%
                              (Cost - $2,091,030)                                                                1,598,725
                              Other Assets in excess of Liabilities - 0.1%                                           2,043
                                                                                                        -------------------
                              NET ASSETS - 100.0%                                                              $ 1,600,768
                                                                                                        ===================

ADR - American Depositary Receipt
PLC - Public Limited Company


(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------------
                               COUNTRY ALLOCATION*
-------------------------------------------------------------------------------
United States                                                            85.7%
United Kingdom                                                           10.8%
Canada                                                                    2.9%
Bermuda                                                                   0.3%
Panama                                                                    0.3%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                                $ 1,599                   $ -                 $ 1,599
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $ 1,599                   $ -                 $ 1,599
                                            ===================    ==================   =====================

Liabilities:
Level 1                                                $     -                   $ -                 $     -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $     -                   $ -                 $     -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                           $     -                   $ -                 $     -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                             $     -                   $ -                 $     -
                                            ===================    ==================   =====================

OTP | CLAYMORE/OCEAN TOMO PATENT ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

        NUMBER OF
        SHARES            DESCRIPTION                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------
                          COMMON STOCKS - 99.7%
                          CONSUMER DISCRETIONARY - 4.1%
                463       Amazon.com, Inc. (a)                                                             $   19,770
                 79       ArvinMeritor, Inc.                                                                      312
                 59       Bally Technologies, Inc. (a)                                                          1,090
                213       Blockbuster, Inc. - Class A (a)                                                         254
                 95       Brunswick Corp.                                                                         258
              3,149       Comcast Corp. - Class A                                                              54,604
              1,135       DIRECTV Group, Inc. (The) (a)                                                        24,981
                304       Discovery Holding Co. - Class A (a)                                                   4,560
                295       Eastman Kodak Co.                                                                     2,233
                240       Gannett Co., Inc.                                                                     2,090
                225       Garmin, Ltd. (Cayman Islands)                                                         3,843
                147       Gentex Corp.                                                                          1,289
                260       Goodyear Tire & Rubber Co. (The) (a)                                                  1,672
                330       International Game Technology                                                         3,534
                641       Johnson Controls, Inc.                                                               11,320
                 78       Lear Corp. (a)                                                                          185
                175       Leggett & Platt, Inc.                                                                 2,555
              2,819       News Corp. - Class A                                                                 22,270
                 82       OfficeMax, Inc.                                                                         447
                 39       priceline.com, Inc. (a)                                                               2,691
                 94       Scientific Games Corp. - Class A (a)                                                  1,411
              1,054       Time Warner Cable, Inc. - Class A (a)                                                21,396
              3,866       Time Warner, Inc.                                                                    34,987
                 82       Whirlpool Corp.                                                                       3,229
                                                                                         -----------------------------
                                                                                                              220,981
                                                                                         -----------------------------
                          CONSUMER STAPLES - 6.6%
                705       Archer-Daniels-Midland Co.                                                           19,303
                457       Avon Products, Inc.                                                                   9,643
                482       ConAgra Foods, Inc.                                                                   7,110
                361       General Mills, Inc.                                                                  22,804
                449       Kimberly-Clark Corp.                                                                 25,948
              1,588       Kraft Foods, Inc. - Class A                                                          43,209
              3,237       Procter & Gamble Co.                                                                208,301
                314       Reynolds American, Inc.                                                              12,899
                153       Smithfield Foods, Inc. (a)                                                            1,042
                400       Tyson Foods, Inc. - Class A                                                           2,684
                                                                                         -----------------------------
                                                                                                              352,943
                                                                                         -----------------------------
                          ENERGY - 15.1%
                502       Anadarko Petroleum Corp.                                                             20,607
                332       Baker Hughes, Inc.                                                                   11,564
                328       BJ Services Co.                                                                       3,933
                235       Cameron International Corp. (a)                                                       4,958
              1,645       ConocoPhillips                                                                       86,395
              5,605       Exxon Mobil Corp.                                                                   449,241
                762       Marathon Oil Corp.                                                                   19,949
                450       National Oilwell Varco, Inc. (a)                                                     12,731
              3,369       Royal Dutch Shell PLC, ADR (United Kingdom)                                         180,073
                236       Smith International, Inc.                                                             6,901
                126       Sunoco, Inc.                                                                          5,007
                120       USEC, Inc. (a)                                                                          462
                725       Weatherford International, Ltd. (Bermuda) (a)                                         9,258
                                                                                         -----------------------------
                                                                                                              811,079
                                                                                         -----------------------------
                          FINANCIALS - 4.0%
                471       Capital One Financial Corp.                                                          16,207
              5,880       Citigroup, Inc.                                                                      48,745
              5,780       Federal National Mortgage Association                                                 6,705
                100       First American Corp.                                                                  2,402
                467       Genworth Financial, Inc. - Class A                                                      677
              4,022       JPMorgan Chase & Co.                                                                127,337
                277       Lincoln National Corp.                                                                3,803
                216       NASDAQ OMX Group, Inc. (The) (a)                                                      4,644
                287       NYSE Euronext                                                                         6,833
                                                                                         -----------------------------
                                                                                                              217,353
                                                                                         -----------------------------
                          HEALTH CARE - 27.8%
              1,663       Abbott Laboratories                                                                  87,125
                 72       Affymetrix, Inc. (a)                                                                    197
                102       Alkermes, Inc. (a)                                                                      753
                328       Allergan, Inc.                                                                       12,359
              1,142       Amgen, Inc. (a)                                                                      63,427
                160       Amylin Pharmaceuticals, Inc. (a)                                                      1,186
              1,561       AstraZeneca PLC (United Kingdom)                                                     58,897
                677       Baxter International, Inc.                                                           35,813
                262       Becton Dickinson & Co.                                                               16,645
                315       Biogen Idec, Inc. (a)                                                                13,328
              1,636       Boston Scientific Corp. (a)                                                          10,094
              2,136       Bristol-Myers Squibb Co.                                                             44,215
                388       Cardinal Health, Inc.                                                                12,618
                494       Celgene Corp. (a)                                                                    25,737
                 72       Cephalon, Inc. (a)                                                                    5,291
                541       Covidien Ltd. (Bermuda)                                                              19,936
                 82       Dendreon Corp. (a)                                                                      400
                161       Dentsply International, Inc.                                                          4,199
              1,227       Eli Lilly & Co.                                                                      41,902
                114       Exelixis, Inc. (a)                                                                      352
              1,139       Genentech, Inc. (a)                                                                  87,247
                288       Genzyme Corp. (a)                                                                    18,438
                990       Gilead Sciences, Inc. (a)                                                            44,342
              2,814       GlaxoSmithKline PLC, ADR (United Kingdom)                                            96,914
                199       HLTH Corp. (a)                                                                        1,865
                277       Hologic, Inc. (a)                                                                     3,895
                 76       Inverness Medical Innovations, Inc. (a)                                               1,335
                103       Isis Pharmaceuticals, Inc. (a)                                                        1,181
              3,015       Johnson & Johnson                                                                   176,619
                 72       Kinetic Concepts, Inc. (a)                                                            1,558
                250       King Pharmaceuticals, Inc. (a)                                                        2,402
                186       Life Technologies Corp. (a)                                                           4,855
                295       McKesson Corp.                                                                       10,307
                130       Medarex, Inc. (a)                                                                       656
              1,218       Medtronic, Inc.                                                                      37,173
                329       Mylan, Inc. (a)                                                                       3,096
                 49       Myriad Genetics, Inc. (a)                                                             2,905
                100       Nektar Therapeutics (a)                                                                 475
              2,853       Novartis AG, ADR (Switzerland)                                                      133,863
                129       PDL BioPharma, Inc.                                                                   1,236
              7,274       Pfizer, Inc.                                                                        119,512
              2,838       Sanofi-Aventis SA, ADR (France)                                                      78,499
              1,755       Schering-Plough Corp.                                                                29,502
                109       Sepracor, Inc. (a)                                                                    1,282
                 61       Sequenom, Inc. (a)                                                                    1,019
                369       Saint Jude Medical, Inc. (a)                                                         10,343
                445       Stryker Corp.                                                                        17,319
                882       Teva Pharmaceutical Industries Ltd., ADR (Israel)                                    38,058
                449       Thermo Fisher Scientific, Inc. (a)                                                   16,020
              1,314       UnitedHealth Group, Inc.                                                             27,607
                162       Vertex Pharmaceuticals, Inc. (a)                                                      3,984
                113       Waters Corp. (a)                                                                      4,659
              1,439       Wyeth                                                                                51,818
                244       Zimmer Holdings, Inc. (a)                                                             9,106
                                                                                         -----------------------------
                                                                                                            1,493,564
                                                                                         -----------------------------
                          INDUSTRIALS - 11.9%
                745       3M Co.                                                                               49,863
                789       Boeing Co.                                                                           33,635
                188       Cooper Industries Ltd. - Class A (Bermuda)                                            4,538
                426       CSX Corp.                                                                            15,864
                219       Cummins, Inc.                                                                         5,602
                345       Danaher Corp.                                                                        19,196
                179       Eaton Corp.                                                                           8,295
                833       Emerson Electric Co.                                                                 29,896
                 54       Energy Conversion Devices, Inc. (a)                                                   1,511
                178       Evergreen Solar, Inc. (a)                                                               486
                336       FedEx Corp.                                                                          23,738
                151       Foster Wheeler Ltd. (Bermuda) (a)                                                     3,361
             11,326       General Electric Co.                                                                194,467
                128       Goodrich Corp.                                                                        4,307
                790       Honeywell International, Inc.                                                        22,009
                555       Illinois Tool Works, Inc.                                                            18,937
                344       Ingersoll-Rand Co., Ltd. - Class A (Bermuda)                                          5,394
                192       ITT Corp.                                                                             8,037
                432       Lockheed Martin Corp.                                                                33,312
                238       McDermott International, Inc. (Panama) (a)                                            2,321
                353       Northrop Grumman Corp.                                                               14,455
                391       PACCAR, Inc.                                                                         10,897
                177       Parker Hannifin Corp.                                                                 7,271
                229       Pitney Bowes, Inc.                                                                    5,659
                153       Precision Castparts Corp.                                                             9,593
                450       Raytheon Co.                                                                         21,960
                152       Rockwell Automation, Inc.                                                             4,735
                172       Rockwell Collins, Inc.                                                                5,862
                227       RR Donnelley & Sons Co.                                                               2,897
                 90       Shaw Group, Inc. (The) (a)                                                            1,656
                260       Textron, Inc.                                                                         3,960
                517       Tyco International, Ltd. (Bermuda)                                                   10,805
                139       UAL Corp.                                                                             1,564
              1,026       United Technologies Corp.                                                            49,792
                 91       URS Corp. (a)                                                                         3,454
                 62       YRC Worldwide, Inc. (a)                                                                 247
                                                                                         -----------------------------
                                                                                                              639,576
                                                                                         -----------------------------
                          INFORMATION TECHNOLOGY - 23.7%
                438       3Com Corp. (a)                                                                          880
              1,423       Activision Blizzard, Inc. (a)                                                        16,649
                120       ADC Telecommunications, Inc. (a)                                                        853
                573       Adobe Systems, Inc. (a)                                                              13,271
                627       Advanced Micro Devices, Inc. (a)                                                      1,480
                384       Agilent Technologies, Inc. (a)                                                        7,231
                182       Akamai Technologies, Inc. (a)                                                         2,233
              2,469       Alcatel-Lucent, ADR (France)                                                          5,284
                316       Altera Corp.                                                                          4,648
                185       Amkor Technology, Inc. (a)                                                              407
                191       Amphenol Corp. - Class A                                                              4,435
                310       Analog Devices, Inc.                                                                  5,301
                959       Apple, Inc. (a)                                                                      88,871
              1,442       Applied Materials, Inc.                                                              13,814
                 70       Applied Micro Circuits Corp. (a)                                                        259
                 93       Ariba, Inc. (a)                                                                         749
                518       Atmel Corp. (a)                                                                       1,450
                918       AU Optronics Corp., ADR (Taiwan)                                                      5,545
                240       Autodesk, Inc. (a)                                                                    3,982
                551       Broadcom Corp. - Class A (a)                                                          8,436
                401       Brocade Communications Systems, Inc. (a)                                              1,291
                559       CA, Inc.                                                                              9,414
                292       Cadence Design Systems, Inc. (a)                                                      1,127
                 87       Ciena Corp. (a)                                                                         644
                 70       Cirrus Logic, Inc.                                                                      295
              6,348       Cisco Systems, Inc. (a)                                                             104,996
                197       Citrix Systems, Inc. (a)                                                              5,252
                272       Compuware Corp. (a)                                                                   1,727
              1,703       Corning, Inc.                                                                        15,344
                 87       Cree, Inc. (a)                                                                        1,382
                158       Cypress Semiconductor Corp. (a)                                                         589
              2,113       Dell, Inc. (a)                                                                       23,602
              2,239       EMC Corp. (a)                                                                        23,666
                 84       Emcore Corp. (a)                                                                        165
                 88       Emulex Corp. (a)                                                                        627
                 85       F5 Networks, Inc. (a)                                                                 2,117
                127       Fairchild Semiconductor International, Inc. (a)                                         507
                510       Finisar Corp. (a)                                                                       224
                904       Flextronics International Ltd. (Singapore) (a)                                        2,115
                102       Harmonic, Inc. (a)                                                                      525
                140       Harris Corp.                                                                          4,883
              2,643       Hewlett-Packard Co.                                                                  93,245
                148       Inter Active Corp. (a)                                                                2,189
                765       Infineon Technologies AG, ADR (Germany) (a)                                           1,798
                205       Integrated Device Technology, Inc. (a)                                                1,060
              6,067       Intel Corp.                                                                          83,725
              1,450       International Business Machines Corp.                                               118,320
                350       Intuit, Inc. (a)                                                                      7,756
                226       JDS Uniphase Corp. (a)                                                                  615
                587       Juniper Networks, Inc. (a)                                                           10,202
                191       Kla-Tencor Corp.                                                                      3,593
                126       Lam Research Corp. (a)                                                                2,545
                125       Lattice Semiconductor Corp. (a)                                                         190
                176       Lawson Software, Inc. (a)                                                               690
                 85       Lexmark International, Inc. - Class A (a)                                             2,225
                679       LSI Logic Corp. (a)                                                                   1,820
                659       Marvell Technology Group, Ltd. (Bermuda) (a)                                          3,822
                163       McAfee, Inc. (a)                                                                      4,944
                237       MEMC Electronic Materials, Inc. (a)                                                   3,560
                100       Mentor Graphics Corp. (a)                                                               678
                199       Microchip Technology, Inc.                                                            3,682
                824       Micron Technology, Inc. (a)                                                           2,258
              9,599       Microsoft Corp.                                                                     194,092
              2,445       Motorola, Inc.                                                                       10,538
                257       National Semiconductor Corp.                                                          2,827
                177       NCR Corp. (a)                                                                         2,687
                365       NetApp, Inc. (a)                                                                      4,927
              4,101       Nokia OYJ, ADR (Finland)                                                             58,111
                528       Nortel Networks Corp. (Canada) (a)                                                      301
                357       Novell, Inc. (a)                                                                      1,624
                104       Novellus Systems, Inc. (a)                                                            1,289
                261       Nuance Communications, Inc. (a)                                                       2,396
                601       Nvidia Corp. (a)                                                                      4,489
                430       ON Semiconductor Corp. (a)                                                            1,256
                218       PMC - Sierra, Inc. (a)                                                                  874
                 95       Polycom, Inc. (a)                                                                     1,789
                142       Powerwave Technologies, Inc. (a)                                                         68
                142       QLogic Corp. (a)                                                                      1,508
              1,771       Qualcomm, Inc.                                                                       59,452
                106       Rambus, Inc. (a)                                                                      1,093
                154       RealNetworks, Inc. (a)                                                                  585
                610       Research In Motion Ltd. (Canada) (a)                                                 25,907
                303       RF Micro Devices, Inc. (a)                                                              403
                436       SAIC, Inc. (a)                                                                        7,761
                131       Salesforce.com, Inc. (a)                                                              3,749
                234       SanDisk Corp. (a)                                                                     1,872
                573       Sanmina-SCI Corp. (a)                                                                   367
                516       Seagate Technology (Cayman Islands)                                                   2,172
                 80       Silicon Image, Inc. (a)                                                                 302
                 51       SiRF Technology Holdings, Inc. (a)                                                       74
                162       Skyworks Solutions, Inc. (a)                                                            873
                852       Sun Microsystems, Inc. (a)                                                            2,701
                 87       Sybase, Inc. (a)                                                                      2,144
                908       Symantec Corp. (a)                                                                   10,923
                150       Synopsys, Inc. (a)                                                                    2,405
              3,503       Telefonaktiebolaget LM Ericsson, ADR (Sweden)                                        24,941
                464       Tellabs, Inc. (a)                                                                     1,935
                182       Teradyne, Inc. (a)                                                                      690
                 52       Tessera Technologies, Inc. (a)                                                          956
              1,399       Texas Instruments, Inc.                                                              21,782
                194       TIBCO Software, Inc. (a)                                                                939
                110       TiVo, Inc. (a)                                                                          552
                130       Trimble Navigation Ltd. (a)                                                           2,647
                510       Tyco Electronics Ltd., ADR (Bermuda)                                                  8,405
                388       Unisys Corp. (a)                                                                        260
              2,998       United Microelectronics Corp., ADR (Taiwan)                                           5,516
                136       Utstarcom, Inc. (a)                                                                     258
                 93       Valueclick, Inc. (a)                                                                    574
                 79       Varian Semiconductor Equipment Associates, Inc. (a)                                   1,454
                203       VeriSign, Inc. (a)                                                                    4,383
                191       Vishay Intertechnology, Inc. (a)                                                        833
                420       Vmware, Inc. - Class A (a)                                                            8,127
                246       Western Digital Corp. (a)                                                             3,001
                787       Western Union Co. (The)                                                              10,443
                953       Xerox Corp.                                                                           6,661
                312       Xilinx, Inc.                                                                          5,104
              1,495       Yahoo!, Inc. (a)                                                                     17,207
                 56       Zoran Corp. (a)                                                                         421
                                                                                         -----------------------------
                                                                                                            1,273,835
                                                                                         -----------------------------
                          MATERIALS - 3.9%
                226       Air Products & Chemicals, Inc.                                                       10,794
                867       Alcoa, Inc.                                                                           9,329
                155       Celanese Corp. - Series A                                                             1,790
                262       Chemtura Corp.                                                                          437
                997       Dow Chemical Co. (The)                                                               18,494
                267       Ecolab, Inc.                                                                         10,250
                974       EI Du Pont de Nemours & Co.                                                          24,408
                456       International Paper Co.                                                               5,677
                194       MeadWestvaco Corp.                                                                    2,262
                591       Monsanto Co.                                                                         46,807
                495       Newmont Mining Corp.                                                                 16,657
                342       Nucor Corp.                                                                          12,203
                180       Owens-Illinois, Inc. (a)                                                              3,640
                134       Pactiv Corp. (a)                                                                      3,349
                176       PPG Industries, Inc.                                                                  7,730
                212       Rohm & Haas Co.                                                                      14,503
                166       Sealed Air Corp.                                                                      2,628
                276       Smurfit-Stone Container Corp. (a)                                                       157
                485       Teck Cominco Ltd. - Class B (Canada)                                                  2,386
                125       United States Steel Corp.                                                             3,800
                227       Weyerhaeuser Co.                                                                      8,540
                 85       Worthington Industries, Inc.                                                          1,129
                                                                                         -----------------------------
                                                                                                              206,970
                                                                                         -----------------------------
                          TELECOMMUNICATION SERVICES - 2.4%
              1,564       Level 3 Communications, Inc. (a)                                                      1,471
              1,838       Qwest Communications International, Inc.                                              5,881
                795       SK Telecom Co. Ltd., ADR (Korea)                                                     12,887
              3,039       Sprint Nextel Corp.                                                                   8,479
              3,065       Verizon Communications, Inc.                                                        100,072
                                                                                         -----------------------------
                                                                                                              128,790
                                                                                         -----------------------------
                          UTILITIES - 0.2%
                355       Edison International                                                                 11,857
                 93       PNM Resources, Inc.                                                                     972
                                                                                         -----------------------------
                                                                                                               12,829
                                                                                         -----------------------------
                          TOTAL COMMON STOCK - 99.7%
                          (Cost $7,555,952)                                                                 5,357,920
                                                                                         -----------------------------

                          EXCHANGE-TRADED FUNDS - 0.1%
                 45       SPDR Trust Series 1
                          (Cost $3,920)                                                                         4,048
                                                                                         -----------------------------

                          TRACKING STOCKS (b) - 0.0%
                          CONSUMER DISCRETIONARY - 0.0%
                641       Liberty Media Corp - Interactive (a)
                          (Cost $3,131)                                                                         1,686
                                                                                         -----------------------------

                          TOTAL INVESTMENTS - 99.8%
                          (Cost $7,563,003)                                                                 5,363,654
                          Other Assets in excess of Liabilities - 0.2%                                         11,934
                                                                                         -----------------------------
                          NET ASSETS  - 100.0%                                                            $ 5,375,588
                                                                                         =============================

ADR - American Depositary Receipt
AG - Corporation
PLC - Public Limited Company
SA - Corporation

(a)  Non-income producing security.

(b) A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division or line of business.


Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------------
                             COUNTRY ALLOCATION*
-------------------------------------------------------------------------------
United States                                                            85.1%
United Kingdom                                                            6.3%
Switzerland                                                               2.5%
France                                                                    1.6%
Bermuda                                                                   1.2%
Finland                                                                   1.1%
Israel                                                                    0.7%
Canada                                                                    0.5%
Sweden                                                                    0.5%
Korea                                                                     0.2%
Taiwan                                                                    0.2%
Cayman Islands                                                            0.1%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                                $ 5,364                   $ -                 $ 5,364
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $ 5,364                   $ -                 $ 5,364
                                            ===================    ==================   =====================

Liabilities:
Level 1                                                $     -                   $ -                 $     -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $     -                   $ -                 $     -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                           $     -                   $ -                 $     -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                             $     -                   $ -                 $     -
                                            ===================    ==================   =====================

RYJ | CLAYMORE/RAYMOND JAMES SB-1 EQUITY ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

        NUMBER OF
        SHARES       DESCRIPTION                                                 VALUE
---------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS - 100.3%
                     COMMON STOCKS  - 91.4%
                     COMMUNICATIONS EQUIPMENT - 5.3%
            42,223   ADC Telecommunications, Inc. (a)                   $      300,206
            11,428   EMS Technologies, Inc. (a)                                276,672
            16,803   Hughes Communications, Inc. (a)                           294,052
            95,306   JDS Uniphase Corp. (a)                                    259,232
            15,533   KVH Industries, Inc. (a)                                   69,588
            67,922   Motorola, Inc.                                            292,744
            17,574   Nokia Corp. - ADR (Finland)                               249,024
            89,989   Orbcomm, Inc. (a)                                         166,480
                                                                          -------------
                                                                             1,907,998
                                                                          -------------
                     COMPUTERS & PERIPHERALS - 0.8%
            11,409   Concurrent Computer Corp. (a)                              37,079
             6,754   Hewlett-Packard Co.                                       238,281
                                                                          -------------
                                                                               275,360
                                                                          -------------
                     CONSUMER DISCRETIONARY - 10.2%
             2,435   Autozone, Inc. (a)                                        265,951
            12,123   Best Buy Co., Inc.                                        251,067
            48,712   Brinker International, Inc.                               323,448
             6,597   Dixie Group, Inc. (a)                                      19,923
             6,299   Dollar Tree, Inc. (a)                                     266,826
            11,257   Home Depot, Inc.                                          260,149
            12,391   Lowe's Cos., Inc.                                         255,998
             8,708   Marvel Entertainment, Inc. (a)                            256,451
            21,980   Newell Rubbermaid, Inc.                                   293,653
             9,508   O'Reilly Automotive, Inc. (a)                             247,874
           401,297   Pier 1 Imports, Inc. (a)                                  357,154
            10,603   Polaris Industries, Inc.                                  289,462
            49,614   Service Corp. International                               288,753
             6,639   WhirlPool Corp.                                           261,444
                                                                          -------------
                                                                             3,638,153
                                                                          -------------
                     CONSUMER STAPLES - 0.7%
             8,496   CVS Caremark Corp.                                        245,789
                                                                          -------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.4%
            44,000   China Security & Surveillance Technology, Inc. (a)        252,120
            20,434   Cogent, Inc. (a)                                          274,633
             8,373   Flir Systems, Inc. (a)                                    259,730
            23,874   Ingram Micro, Inc. - Class A (a)                          257,123
            45,754   L-1 Identity Solutions, Inc. (a)                          267,203
            14,640   Tech Data Corp. (a)                                       255,322
                                                                          -------------
                                                                             1,566,131
                                                                          -------------
                     ENERGY - 16.4%
            12,691   Alpha Natural Resources, Inc. (a)                         281,613
             3,303   Apache Corp.                                              255,322
            46,911   BPZ Resources, Inc. (a)                                   288,972
            13,205   Chesapeake Energy Corp.                                   226,862
             5,916   Comstock Resources, Inc. (a)                              248,058
             9,691   Consol Energy, Inc.                                       280,748
            12,751   Continental Resources, Inc. (a)                           249,282
             3,374   Diamond Offshore Drilling, Inc.                           249,001
             9,853   Encore Acquisition Co. (a)                                260,513
             7,109   Goodrich Petroleum Corp. (a)                              256,422
            44,570   Helix Energy Solutions Group, Inc. (a)                    286,585
            22,121   InterOil Corp. (Canada) (a)                               287,573
            31,113   James River Coal Co. (a)                                  353,444
             5,357   Lufkin Industries, Inc.                                   264,154
             9,762   Noble Corp. (Cayman Islands)                              261,524
             4,770   Occidental Petroleum Corp.                                258,248
            15,212   PetroHawk Energy Corp. (a)                                265,754
            12,178   Pioneer Natural Resources Co.                             244,534
            11,439   Plains Exploration & Production Co. (a)                   264,813
             3,876   Transocean, Inc. (Cayman Islands) (a)                     259,227
            14,802   Walter Industries, Inc.                                   269,988
             6,783   Whiting Petroleum Corp. (a)                               259,789
                                                                          -------------
                                                                             5,872,426
                                                                          -------------
                     FINANCIALS - 15.0%
             9,857   Allstate Corp. (The)                                      250,762
            50,530   American Equity Investment Life Holding Co.               314,297
             5,637   American Physicians Service Group, Inc.                   114,826
             8,160   Argo Group International Holdings Ltd. (Bermuda) (a)      258,182
            14,044   Astoria Financial Corp.                                   259,252
            16,527   Bank of America Corp.                                     268,564
            10,724   Bank of Florida Corp. (a)                                  53,406
            35,271   Cardinal Financial Corp.                                  187,289
             5,240   Chubb Corp.                                               269,126
            22,715   CoBiz Financial, Inc.                                     248,502
            10,735   Community Bank System, Inc.                               247,549
             8,490   Corporate Office Properties Trust SBI MD - REIT           252,238
             9,504   Digital Realty Trust, Inc. - REIT                         260,029
             3,087   Essex Property Trust, Inc. - REIT                         266,933
            92,739   FCStone Group, Inc. (a)                                   315,313
            24,234   First Bancorp (Puerto Rico)                               265,120
            11,179   HCC Insurance Holdings, Inc.                              260,582
            22,443   Lakeland Bancorp, Inc.                                    218,819
            20,348   New York Community Bancorp, Inc.                          265,541
             8,852   Pinnacle Financial Partners, Inc. (a)                     243,430
             7,426   Reinsurance Group of America, Inc.                        301,496
            16,248   Texas Capital Bancshares, Inc. (a)                        260,780
                                                                          -------------
                                                                             5,382,036
                                                                          -------------
                     HEALTH CARE - 8.0%
             6,217   Amedisys, Inc. (a)                                        241,779
             9,271   AmerisourceBergen Corp.                                   290,646
             6,586   Covance, Inc. (a)                                         257,381
             4,961   DaVita, Inc. (a)                                          249,290
             3,182   Dialysis Corp. of America (a)                              22,115
             4,079   Johnson & Johnson                                         238,948
            12,448   Kendle International, Inc. (a)                            254,811
             7,662   McKesson Corp.                                            267,710
            20,574   MedAssets, Inc. (a)                                       261,290
             9,853   Pharmaceutical Product Development, Inc.                  259,528
             9,618   Psychiatric Solutions, Inc. (a)                           243,335
             7,134   Universal Health Services, Inc. - Class B                 265,028
                                                                          -------------
                                                                             2,851,861
                                                                          -------------
                     INDUSTRIALS - 8.2%
            23,639   Allied Waste Industries, Inc. (a)                         253,883
            53,152   Casella Waste Systems, Inc. - Class A (a)                 266,292
            11,637   Copa Holdings SA - Class A (Panama)                       257,992
            89,637   GT Solar International, Inc. (a)                          315,522
            11,247   Harsco Corp.                                              282,862
            75,825   JA Solar Holdings Co. Ltd. - ADR (Cayman Islands) (a)     266,904
            30,029   PGT, Inc. (a)                                              30,029
            10,557   Republic Services, Inc.                                   253,368
             9,622   Ryanair Holdings PLC - ADR (Ireland) (a)                  252,674
             8,532   Sunpower Corp. - Class A (a)                              296,316
             4,416   United Parcel Service, Inc. - Class B                     254,362
             7,616   Waste Connections, Inc. (a)                               215,000
                                                                          -------------
                                                                             2,945,204
                                                                          -------------
                     SEMICONDUCTORS - 5.2%
            15,526   Altera Corp.                                              228,387
            17,691   Intel Corp.                                               244,136
           114,821   Micron Technology, Inc. (a)                               314,610
            35,459   Nvidia Corp. (a)                                          264,879
           219,203   RF Micro Devices, Inc. (a)                                291,540
            50,444   Skyworks Solutions, Inc. (a)                              271,893
            14,658   Xilinx, Inc.                                              239,805
                                                                          -------------
                                                                             1,855,250
                                                                          -------------
                     SOFTWARE & SERVICES - 9.1%
           120,562   Art Technology Group, Inc. (a)                            231,479
             6,435   Automatic Data Processing, Inc.                           264,221
            10,571   Blackboard, Inc. (a)                                      260,364
            10,093   BMC Software, Inc. (a)                                    251,921
            15,457   CA, Inc.                                                  260,296
            34,348   Cybersource Corp. (a)                                     318,749
             9,981   NCI, Inc. - Class A (a)                                   287,253
            32,150   Nuance Communications, Inc. (a)                           295,137
            34,595   RightNow Technologies, Inc. (a)                           278,836
            44,243   SuccessFactors, Inc. (a)                                  274,307
            45,430   Switch & Data Facilities Co., Inc. (a)                    236,690
            15,615   Vocus, Inc. (a)                                           283,725
                                                                          -------------
                                                                             3,242,978
                                                                          -------------
                     TELECOMMUNICATIONS - 8.1%
             7,875   America Movil SAB de CV - ADR (Mexico)                    236,250
             9,588   American Tower Corp. - Class A (a)                        261,177
            31,113   Centennial Communications Corp. (a)                       240,503
            20,043   Crown Castle International Corp. (a)                      282,005
             8,277   Embarq Corp.                                              270,161
            14,884   Leap Wireless International, Inc. (a)                     297,680
            19,994   MetroPCS Communications, Inc. (a)                         292,712
            13,739   NII Holdings, Inc. (a)                                    267,086
            11,347   NTELOS Holdings Corp.                                     252,017
            15,774   Otelco, Inc.                                              183,452
            19,137   SBA Communications Corp. - Class A (a)                    302,173
                                                                          -------------
                                                                             2,885,216
                                                                          -------------
                     TOTAL COMMON STOCKS - 91.4%
                     (Cost $52,149,785)                                     32,668,402
                                                                          -------------

                     MASTER LIMITED PARTNERSHIPS - 8.9%
                     ENERGY - 8.2%
            15,990   Energy Transfer Equity LP                                 263,675
             7,948   Energy Transfer Partners LP                               263,317
            12,539   Enterprise Products Partners LP                           267,958
            34,496   Hiland Holdings GP LP                                     135,224
            16,140   Inergy LP                                                 268,570
            34,299   Legacy Reserves LP                                        309,034
            16,945   Magellan Midstream Holdings LP                            233,841
            31,113   Targa Resources Partners LP                               269,750
            22,472   Teekay LNG Partners LP  (Marshall Islands)                314,608
            30,988   Teekay Offshore Partners LP (Marshall Islands)            309,880
            20,212   Williams Partners LP                                      283,776
                                                                          -------------
                                                                             2,919,633
                                                                          -------------
                     UTILITIES - 0.7%
             8,655   Suburban Propane Partners LP                              257,486
                                                                          -------------

                     TOTAL MASTER LIMITED PARTNERSHIPS - 8.9%
                     (Cost $4,247,278)                                       3,177,119
                                                                          -------------

                     TOTAL INVESTMENTS - 100.3%
                     (Cost $56,397,063)                                     35,845,521
                     Liabilities in excess of Other Assets - (0.3%)           (104,021)
                                                                          -------------
                     NET ASSETS - 100.0%                                  $ 35,741,500
                                                                          =============

ADR - American Depositary Receipt
LP - Limited Partnership
REIT - Real Estate Investment Trust
SA - Corporation
(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


------------------------------------------------------------------------------
                               COUNTRY ALLOCATION*
------------------------------------------------------------------------------
United States                                                            91.0%
Cayman Islands                                                            2.2%
Marshall Islands                                                          1.8%
Canada                                                                    0.8%
Puerto Rico                                                               0.7%
Bermuda                                                                   0.7%
Panama                                                                    0.7%
Ireland                                                                   0.7%
Finland                                                                   0.7%
Mexico                                                                    0.7%
------------------------------------------------------------------------------

*    Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ending August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                               $ 35,846                   $ -                $ 35,846
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 35,846                   $ -                $ 35,846
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                            $      -                   $ -                $      -
                                            ===================    ==================   =====================

DEF | CLAYMORE/SABRIENT DEFENDER ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

          NUMBER OF
          SHARES       DESCRIPTION                                                                           VALUE
-------------------------------------------------------------------------------------------------------------------
                       Common Stocks  - 93.3%
                       CONSUMER DISCRETIONARY - 5.0%
              2,831    DeVry, Inc.                                                                       $ 162,726
              3,914    Dollar Tree, Inc. (a)                                                               165,797
              5,902    Family Dollar Stores, Inc.                                                          163,958
              4,542    Magna International, Inc. - Class A (Canada)                                        127,676
              3,450    Whirlpool Corp.                                                                     135,861
                                                                                          -------------------------
                                                                                                           756,018
                                                                                          -------------------------
                       CONSUMER STAPLES - 19.4%
              6,722    Alberto-Culver Co.                                                                  144,321
              2,858    British American Tobacco PLC - ADR (United Kingdom)                                 149,816
              4,071    Campbell Soup Co.                                                                   130,476
              2,667    Church & Dwight Co., Inc.                                                           158,526
              2,545    Clorox Co.                                                                          150,562
              2,432    Colgate-Palmolive Co.                                                               158,250
              8,914    ConAgra Foods, Inc.                                                                 131,482
              3,590    HJ Heinz Co.                                                                        139,436
              5,519    Hormel Foods Corp.  (a)                                                             146,585
              3,742    JM Smucker Co. (The)                                                                169,775
              3,095    Kellogg Co.                                                                         134,416
              2,608    Kimberly-Clark Corp.                                                                150,716
              5,552    Kroger Co. (The)                                                                    153,568
              2,498    Lorillard, Inc.                                                                     150,954
              6,967    Pepsi Bottling Group, Inc.                                                          126,033
              8,026    PepsiAmericas, Inc.                                                                 134,516
              2,732    PepsiCo, Inc.                                                                       154,904
              3,311    Reynolds American, Inc.                                                             136,016
             15,740    Sara Lee Corp.                                                                      144,493
             10,795    SUPERVALU, Inc.                                                                     128,568
                                                                                          -------------------------
                                                                                                         2,893,413
                                                                                          -------------------------
                       ENERGY - 3.6%
              4,550    Cimarex Energy Co.                                                                  129,084
              4,373    Enbridge, Inc. (Canada)                                                             129,441
              8,035    Repsol YPF SA - ADR (Spain)                                                         155,397
              4,937    TransCanada Corp. (Canada)                                                          130,189
                                                                                          -------------------------
                                                                                                           544,111
                                                                                          -------------------------
                       FINANCIALS - 10.3%
              3,381    Aflac, Inc.                                                                         156,540
              6,448    Arthur J Gallagher & Co.                                                            159,910
              5,797    Axis Capital Holdings Ltd. (Bermuda)                                                146,722
              6,074    Cincinnati Financial Corp.                                                          177,604
                551    Fairfax Financial Holdings Ltd. (Canada)                                            157,586
              7,012    Manulife Financial Corp. (Canada)                                                   120,466
              2,398    PartnerRe Ltd. (Bermuda)                                                            167,764
             11,283    TFS Financial Corp.                                                                 144,761
              3,974    Travelers Cos., Inc. (The)                                                          173,465
              5,925    Willis Group Holdings Ltd. (Bermuda)                                                136,690
                                                                                          -------------------------
                                                                                                         1,541,508
                                                                                          -------------------------
                       HEALTH CARE - 10.8%
              2,581    Baxter International, Inc.                                                          136,535
              2,191    Becton Dickinson & Co.                                                              139,194
              7,590    Bristol-Myers Squibb Co.                                                            157,113
              1,772    C.R. Bard, Inc.                                                                     145,357
              2,984    DaVita, Inc.  (a)                                                                   149,946
             11,017    IMS Health, Inc.                                                                    144,874
              2,587    Johnson & Johnson                                                                   151,546
              2,414    Laboratory Corp. of America Holdings (a)                                            152,951
              3,188    Novartis AG - ADR (Switzerland)                                                     149,581
              3,285    Quest Diagnostics, Inc.                                                             152,982
              3,708    Universal Health Services, Inc.                                                     137,752
                                                                                          -------------------------
                                                                                                         1,617,831
                                                                                          -------------------------
                       INDUSTRIALS - 6.8%
              4,536    Avery Dennison Corp.                                                                141,070
             16,182    Lan Airlines SA - ADR (Chile)                                                       137,547
              1,951    Lockheed Martin Corp.                                                               150,442
              3,421    Northrop Grumman Corp.                                                              140,090
              6,431    Republic Services, Inc.                                                             154,344
              9,877    RR Donnelley & Sons Co.                                                             126,031
              5,074    Waste Management, Inc.                                                              148,161
                                                                                          -------------------------
                                                                                                           997,685
                                                                                          -------------------------
                       MATERIALS - 8.3%
              6,481    Barrick Gold Corp. (Canada)                                                         190,930
              3,849    Eastman Chemical Co.                                                                126,632
              5,165    E.I. Du Pont de Nemours & Co.                                                       129,435
             24,285    Gold Fields Ltd. - ADR (South Africa)                                               199,623
              5,210    International Flavors & Fragrances, Inc.                                            159,113
             11,352    MeadWestvaco Corp.                                                                  132,364
              3,362    PPG Industries, Inc.                                                                147,659
              4,337    Syngenta AG - ADR (Switzerland)                                                     156,219
                                                                                          -------------------------
                                                                                                         1,241,975
                                                                                          -------------------------
                       TELECOMMUNICATION SERVICES - 9.0%
              5,766    AT&T, Inc.                                                                          164,677
              4,884    BCE, Inc. (Canada)                                                                   96,654
              5,419    Cellcom Israel Ltd. (Israel)                                                        125,504
              5,951    CenturyTel, Inc.                                                                    158,059
             17,649    Frontier Communications Corp.                                                       153,899
              9,587    NTT DoCoMo, Inc. - ADR (Japan)                                                      160,774
              8,329    Partner Communications - ADR (Israel)                                               129,932
              3,902    Philippine Long Distance Telephone Co. - ADR (Philippines)                          187,101
              5,123    Verizon Communications, Inc.                                                        167,266
                                                                                          -------------------------
                                                                                                         1,343,866
                                                                                          -------------------------
                       UTILITIES - 20.1%
              5,246    Alliant Energy Corp.                                                                167,190
              4,900    Ameren Corp.                                                                        174,342
              3,548    Consolidated Edison, Inc.                                                           143,304
              7,115    DPL, Inc.                                                                           148,134
              9,569    Duke Energy Corp.                                                                   148,894
              4,140    Empresa Nacional de Electricidad SA - ADR (Chile)                                   144,279
             11,132    Enersis SA - ADR (Chile)                                                            145,384
              1,967    Entergy Corp.                                                                       167,392
              5,902    Hawaiian Electric Industries, Inc.                                                  160,948
              4,503    National Fuel Gas Co.                                                               146,483
              7,225    Northeast Utilities                                                                 168,343
              4,865    NSTAR                                                                               172,707
              5,163    Oneok, Inc.                                                                         151,482
              4,361    PG&E Corp.                                                                          165,892
              4,000    Progress Energy, Inc.                                                               158,760
              6,003    Puget Energy, Inc.                                                                  146,953
              4,438    Southern Co.                                                                        161,188
              3,748    Wisconsin Energy Corp.                                                              162,888
              8,809    Xcel Energy, Inc.                                                                   165,697
                                                                                          -------------------------
                                                                                                         3,000,260
                                                                                          -------------------------
                       TOTAL COMMON STOCKS - 93.3%
                       (Cost $17,719,893)                                                               13,936,667
                                                                                          -------------------------

                       MASTER LIMITED PARTNERSHIPS - 4.5%
                       ENERGY - 4.5%
              8,179    Energy Transfer Equity LP                                                           134,872
              4,304    Energy Transfer Partners LP                                                         142,592
              7,102    Enterprise GP Holdings LP                                                           132,665
              6,344    Enterprise Products Partners LP                                                     135,571
             14,534    Pengrowth Energy Trust (Canada)                                                     130,370
                                                                                          -------------------------
                       TOTAL MASTER LIMITED PARTNERSHIPS                                                   676,070
                                                                                          -------------------------
                       (Cost $1,027,704)

                       INCOME TRUSTS - 1.8%
                       ENERGY - 1.8%
              5,979    Enerplus Resources Fund (Canada)                                                    138,653
              9,005    Penn West Energy Trust (Canada)                                                     131,293
                                                                                          -------------------------
                       TOTAL INCOME TRUSTS                                                                 269,946
                                                                                          -------------------------
                       (Cost $469,230)

                       TOTAL INVESTMENTS - 99.6%
                       (Cost $19,216,827)                                                               14,882,683
                       Other Assets in excess of Liabilities - 0.4%                                         62,112
                                                                                          -------------------------
                       NET ASSETS - 100.0%                                                            $ 14,944,795
                                                                                          =========================


ADR  - American Depositary Receipt
AG   - Stock Corporation
LP   - Limited Partnership
Ltd. - Limited
PLC  - Public Limited Company
SA   - Corporation

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


------------------------------------------------------------------------------
                               Country Allocation*
------------------------------------------------------------------------------
United States                                                           75.5%
Canada                                                                   9.1%
Bermuda                                                                  3.0%
Chile                                                                    2.9%
Switzerland                                                              2.1%
Israel                                                                   1.7%
Zambia                                                                   1.3%
Philippines                                                              1.3%
Japan                                                                    1.1%
Spain                                                                    1.0%
United Kingdom                                                           1.0%
------------------------------------------------------------------------------

*    As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                               $ 14,883                   $ -                $ 14,883
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 14,883                   $ -                $ 14,883
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                            $      -                   $ -                $      -
                                            ===================    ==================   =====================

NFO | CLAYMORE/SABRIENT INSIDER ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

          NUMBER OF
          SHARES          DESCRIPTION                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
                          Common Stocks  - 94.6%
                          CONSUMER DISCRETIONARY - 13.8%
                 4,267    Advance Auto Parts, Inc.                                                     $ 129,546
                 8,757    Comcast Corp. - Class A                                                        151,846
                 7,923    Dick's Sporting Goods, Inc. (a)                                                 99,909
                 5,876    Fossil, Inc. (a)                                                                89,315
                 9,362    Gap, Inc. (The)                                                                121,893
                 7,310    Hanesbrands, Inc. (a)                                                           94,445
                 5,349    Marvel Entertainment, Inc. (a)                                                 157,528
                 2,868    McDonald's Corp.                                                               168,495
                 5,516    MGM Mirage (a)                                                                  66,082
                   829    Strayer Education, Inc.                                                        198,637
                 5,072    Under Armour, Inc. - Class A (a)                                               116,605
                 5,553    Walt Disney Co., (The)                                                         125,054
                 6,944    Wolverine World Wide, Inc.                                                     133,811
                                                                                             --------------------
                                                                                                       1,653,166
                                                                                             --------------------
                          CONSUMER STAPLES - 8.1%
                 4,342    Andersons, Inc. (The)                                                           54,970
                 4,009    Boston Beer Co, Inc. - Class A (a)                                             128,609
                 2,818    Church & Dwight Co., Inc.                                                      167,502
                 3,437    Estee Lauder Cos., Inc. (The) - Class A                                         95,892
                 6,602    Flowers Foods, Inc.                                                            176,802
                 2,505    Procter & Gamble Co.                                                           161,197
                 2,873    Ralcorp Holdings, Inc. (a)                                                     179,735
                                                                                             --------------------
                                                                                                         964,707
                                                                                             --------------------
                          ENERGY - 3.8%
                 4,619    Cameron International Corp. (a)                                                 97,461
                 6,018    Crosstex Energy, Inc.                                                           24,975
                 4,634    Oil States International, Inc. (a)                                              99,260
                 5,451    Patriot Coal Corp. (a)                                                          46,170
                 9,094    Rosetta Resources, Inc. (a)                                                     68,478
                 7,445    Spectra Energy Corp.                                                           121,055
                                                                                             --------------------
                                                                                                         457,399
                                                                                             --------------------
                          FINANCIALS - 15.8%
                 7,526    Acadia Realty Trust - REIT                                                     105,213
                11,164    Annaly Capital Management, Inc. - REIT                                         160,427
                31,140    Anthracite Capital, Inc. - REIT                                                 94,043
                14,960    Ares Capital Corp.                                                              74,501
                 3,239    Assurant, Inc.                                                                  70,513
                 4,399    Cash America International, Inc.                                               118,817
                 6,071    Cincinnati Financial Corp.                                                     177,516
                 6,692    Delphi Financial Group, Inc. - Class A                                          80,973
                 3,655    Hancock Holding Co.                                                            157,567
                 3,832    Hanover Insurance Group, Inc. (The)                                            154,506
                11,992    Inland Real Estate Corp. - REIT                                                133,951
                10,963    Montpelier Re Holdings Ltd. (Bermuda)                                          150,961
                 5,860    NASDAQ OMX Group, Inc. (The) (a)                                               125,990
                 3,181    RLI Corp.                                                                      185,516
                 7,127    Unum Group                                                                     106,192
                                                                                             --------------------
                                                                                                       1,896,686
                                                                                             --------------------
                          HEALTH CARE - 13.0%
                 2,473    Beckman Coulter, Inc.                                                          107,773
                 7,801    Centene Corp. (a)                                                              144,319
                 3,366    Covidien Ltd. (Bermuda)                                                        124,037
                 2,542    Express Scripts, Inc. (a)                                                      146,190
                31,743    Health Management Associates, Inc. - Class A (a)                                46,345
                 2,420    Laboratory Corp. of America Holdings (a)                                       153,331
                 6,239    LHC Group, Inc. (a)                                                            208,258
                 9,596    Medicis Pharmaceutical Corp. - Class A                                         117,359
                 3,337    Medtronic, Inc.                                                                101,845
                15,701    PDL BioPharma, Inc.                                                            150,416
                10,554    Sun Healthcare Group, Inc. (a)                                                 105,751
                13,149    Viropharma, Inc. (a)                                                           148,584
                                                                                             --------------------
                                                                                                       1,554,208
                                                                                             --------------------
                          INDUSTRIALS - 16.5%
                 1,724    Alliant Techsystems, Inc. (a)                                                  141,713
                 2,828    Boeing Co.                                                                     120,558
                 4,121    Bucyrus International, Inc.                                                     80,483
                19,094    Cenveo, Inc. (a)                                                                71,793
                11,934    Deluxe Corp.                                                                   125,546
                 4,059    Dover Corp.                                                                    121,080
                 6,265    EMCOR Group, Inc. (a)                                                           98,799
                 4,293    Emerson Electric Co.                                                           154,076
                 4,447    EnPro Industries, Inc. (a)                                                      83,025
                   899    First Solar, Inc. (a)                                                          112,231
                 5,421    Foster Wheeler Ltd. (Bermuda) (a)                                              120,672
                 3,618    Goodrich Corp.                                                                 121,746
                10,185    KBR, Inc.                                                                      140,247
                 1,708    L-3 Communications Holdings, Inc.                                              114,726
                 3,230    Stericycle, Inc. (a)                                                           185,079
                 2,091    Valmont Industries, Inc.                                                       115,632
                 4,786    WESCO International, Inc. (a)                                                   70,785
                                                                                             --------------------
                                                                                                       1,978,191
                                                                                             --------------------
                          INFORMATION TECHNOLOGY - 11.9%
                 4,450    Advent Software, Inc. (a)                                                       99,235
                 8,434    CA, Inc.                                                                       142,029
                 9,023    Checkpoint Systems, Inc. (a)                                                   104,306
                11,626    Commvault Systems, Inc. (a)                                                    119,166
                 4,076    Concur Technologies, Inc. (a)                                                  111,886
                11,441    Informatica Corp. (a)                                                          158,801
                10,625    Insight Enterprises, Inc. (a)                                                   43,244
                15,947    Intevac, Inc. (a)                                                               78,778
                 5,338    Lexmark International, Inc. - Class A (a)                                      139,749
                 6,407    Micros Systems, Inc. (a)                                                       106,676
                20,165    Sapient Corp. (a)                                                               79,450
                38,887    Tellabs, Inc. (a)                                                              162,159
                33,251    TriQuint Semiconductor, Inc. (a)                                                85,788
                                                                                             --------------------
                                                                                                       1,431,267
                                                                                             --------------------
                          MATERIALS - 5.4%
                 1,710    CF Industries Holdings, Inc.                                                    89,997
                33,647    Domtar Corp. (a)                                                                47,106
                 3,683    Kaiser Aluminum Corp.                                                           77,748
                 2,333    Mosaic Co. (The)                                                                70,807
                 4,271    Nucor Corp.                                                                    152,389
                 3,430    Sigma-Aldrich Corp.                                                            147,868
                 1,918    United States Steel Corp.                                                       58,307
                                                                                             --------------------
                                                                                                         644,222
                                                                                             --------------------
                          UTILITIES - 6.3%
                 5,473    Black Hills Corp.                                                              141,258
                 8,578    Empire District Electric Co. (The)                                             150,458
                 3,325    FPL Group, Inc.                                                                162,127
                17,077    NV Energy Inc                                                                  161,890
                 4,538    Oneok, Inc.                                                                    133,145
                                                                                             --------------------
                                                                                                         748,878
                                                                                             --------------------
                          TOTAL COMMON STOCKS - 94.6%
                          (Cost $18,458,930)                                                          11,328,724
                                                                                             --------------------

                          MASTER LIMITED PARTNERSHIPS - 5.0%
                          ENERGY - 5.0%
                 4,479    Energy Transfer Partners LP                                                    148,389
                 6,798    Enterprise Products Partners LP                                                145,273
                 3,588    Kinder Morgan Management LLC (a)                                               148,005
                 8,600    Targa Resources Partners LP                                                     74,562
                 6,075    Williams Partners LP                                                            85,293
                                                                                             --------------------
                          TOTAL MASTER LIMITED PARTNERSHIPS                                              601,522
                                                                                             --------------------
                          (Cost $942,980)

                          EXCHANGE-TRADED FUNDS - 0.3%
                   670    iShares S&P SmallCap 600 Index Fund
                          (Cost $26,050)                                                                  28,287
                                                                                             --------------------

                          TOTAL INVESTMENTS - 99.9%
                          (Cost $19,427,960)                                                          11,958,533
                          Other Assets in excess of Liabilities - 0.1%                                    17,568
                                                                                             --------------------
                          NET ASSETS - 100.0%                                                       $ 11,976,101
                                                                                             ====================

LP   - Limited Partnership
Ltd. - Limited
REIT - Real Estate Investment Trust


(a)  Non-income producing security.


Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------------
                               Country Allocation*
-------------------------------------------------------------------------------
United States                                                            96.7%
Bermuda                                                                   3.3%
-------------------------------------------------------------------------------

*    As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                               $ 11,959                   $ -                $ 11,959
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 11,959                   $ -                $ 11,959
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                            $      -                   $ -                $      -
                                            ===================    ==================   =====================

STH | CLAYMORE/SABRIENT STEALTH ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

          NUMBER OF
          SHARES        DESCRIPTION                                                                     VALUE
--------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS  - 92.6%
                        CONSUMER DISCRETIONARY - 16.1%
               3,558    Carter's, Inc. (a)                                                           $ 67,282
               6,644    CKX, Inc. (a)                                                                  29,234
               2,593    Crown Media Holdings, Inc. - Class A (a)                                        5,523
               1,209    CSS Industries, Inc.                                                           27,565
               5,925    Eddie Bauer Holdings, Inc. (a)                                                  5,562
              12,264    Exide Technologies (a)                                                         55,188
               3,251    Federal Mogul Corp. (a)                                                        17,198
                 770    Fisher Communications, Inc.                                                    17,248
               2,015    Fuel Systems Solutions, Inc. (a)                                               69,699
               3,118    Hillenbrand, Inc.                                                              49,639
               6,585    Interval Leisure Group, Inc. (a)                                               34,900
               1,683    John Wiley & Sons, Inc. - Class A                                              60,521
                 943    Learning Tree International, Inc. (a)                                          11,042
               1,360    Marine Products Corp.                                                           7,874
                 514    National Presto Industries, Inc.                                               33,723
               1,691    Pre-Paid Legal Services, Inc. (a)                                              67,640
               1,230    Steinway Musical Instruments (a)                                               21,919
               5,183    Systemax, Inc.                                                                 50,690
                 346    Weyco Group, Inc.                                                              11,612
                                                                                          --------------------
                                                                                                      644,059
                                                                                          --------------------
                        CONSUMER STAPLES - 7.4%
               2,267    Cal-Maine Foods, Inc.                                                          57,151
               1,552    Nash Finch Co.                                                                 69,623
               1,312    National Beverage Corp. (a)                                                    11,611
               4,840    Omega Protein Corp. (a)                                                        20,134
               2,118    Overhill Farms, Inc. (a)                                                        6,884
               4,551    Revlon, Inc. (a)                                                               34,315
               1,666    Schiff Nutrition International, Inc. (a)                                       10,129
               2,746    Synutra International, Inc. (a)                                                32,677
               3,682    Vector Group Ltd.                                                              52,874
                                                                                          --------------------
                                                                                                      295,398
                                                                                          --------------------
                        ENERGY - 5.9%
               3,468    BMB Munai, Inc. (a)                                                             4,127
               3,031    Bolt Technology Corp. (a)                                                      25,521
               3,162    Georesources, Inc. (a)                                                         24,347
              22,149    Gran Tierra Energy, Inc. (a)                                                   60,467
               3,985    Harvest Natural Resources, Inc. (a)                                            25,624
               2,572    Houston American Energy Corp.                                                   6,610
                 589    Panhandle Oil and Gas, Inc.                                                    13,635
              11,961    Vaalco Energy, Inc. (a)                                                        75,354
                                                                                          --------------------
                                                                                                      235,685
                                                                                          --------------------
                        FINANCIALS - 21.5%
               1,220    Agree Realty Corp. - REIT                                                      16,677
                 333    Camden National Corp.                                                           9,384
               4,668    CapLease, Inc. - REIT                                                           9,756
               1,279    Citizens, Inc. (a)                                                             12,087
               2,117    City Bank                                                                      13,951
               2,066    CNA Surety Corp. (a)                                                           25,019
                 609    Credit Acceptance Corp. (a)                                                     7,978
               8,641    DCT Industrial Trust, Inc. - REIT                                              38,712
               9,217    DiamondRock Hospitality Co. - REIT                                             34,287
               2,697    Encore Capital Group, Inc. (a)                                                 22,547
               1,349    Entertainment Properties Trust - REIT                                          33,091
               1,094    Epoch Holding Corp.                                                             9,190
               1,429    Equity Lifestyle Properties, Inc. - REIT                                       49,443
               2,172    ESSA Bancorp, Inc.                                                             29,257
                 652    First Bancorp                                                                  11,241
               2,246    First Mercury Financial Corp. (a)                                              27,311
                 635    First South Bancorp, Inc.                                                       7,938
               9,411    Glimcher Realty Trust - REIT                                                   21,928
               5,289    Hersha Hospitality Trust - REIT                                                18,617
               3,474    LaSalle Hotel Properties - REIT                                                30,641
               1,761    Loews Corp.                                                                    48,234
               1,156    Medallion Financial Corp.                                                       8,092
               1,324    Mission West Properties, Inc. - REIT                                            9,983
               1,889    National Health Investors, Inc. - REIT                                         42,597
                 620    OceanFirst Financial Corp.                                                      9,250
               7,281    PHH Corp. (a)                                                                  55,481
               2,720    Resource Capital Corp. - REIT                                                   8,269
                 682    Saul Centers, Inc. - REIT                                                      24,006
                 500    Sierra Bancorp                                                                 10,095
               9,630    Strategic Hotels & Resorts, Inc. - REIT                                         9,630
                 779    Suffolk Bancorp                                                                25,785
               5,779    Sunstone Hotel Investors, Inc. - REIT                                          27,566
                 657    Tompkins Financial Corp.                                                       36,102
               5,926    Trustco Bank Corp.                                                             62,756
                 889    United Western Bancorp, Inc.                                                    8,303
               4,413    US Global Investors, Inc. - Class A                                            22,109
                 664    Westwood Holdings Group, Inc.                                                  20,783
                                                                                          --------------------
                                                                                                      858,096
                                                                                          --------------------
                        HEALTH CARE - 6.5%
               1,105    America Service Group, Inc. (a)                                                 9,393
               1,293    American Caresource Holdings, Inc. (a)                                         10,292
               1,737    Bio-Imaging Technologies, Inc. (a)                                              4,586
               1,069    Corvel Corp. (a)                                                               23,625
              11,159    Depomed, Inc. (a)                                                              17,296
              10,827    Enzon Pharmaceuticals, Inc. (a)                                                53,161
               5,796    eResearchTechnology, Inc. (a)                                                  32,689
               3,944    Healthsouth Corp. (a)                                                          38,809
               9,958    NPS Pharmaceuticals, Inc. (a)                                                  61,142
               2,600    Repligen Corp. (a)                                                             10,140
                                                                                          --------------------
                                                                                                      261,133
                                                                                          --------------------
                        INDUSTRIALS - 20.2%
               1,234    Aceto Corp.                                                                    10,909
                 644    Alamo Group, Inc.                                                               8,108
               1,370    Ampco-Pittsburgh Corp.                                                         22,811
                 664    Argan, Inc. (a)                                                                 6,806
               3,696    CBIZ, Inc. (a)                                                                 29,679
              10,540    Cenveo, Inc. (a)                                                               39,630
               1,966    China Architectural Engineering, Inc. (a)                                       5,701
               1,224    COMSYS IT Partners, Inc. (a)                                                    3,905
               2,393    Ennis, Inc.                                                                    24,337
               1,792    EnPro Industries, Inc. (a)                                                     33,457
               3,369    GeoEye, Inc. (a)                                                               67,346
               3,795    Graham Corp.                                                                   34,534
               8,479    Hawaiian Holdings, Inc. (a)                                                    37,986
               1,169    Intersections, Inc. (a)                                                         5,073
               6,304    John Bean Technologies Corp.                                                   55,034
               1,537    Kadant, Inc. (a)                                                               23,024
                 582    Key Technology, Inc. (a)                                                        9,167
                 287    K-Tron International, Inc. (a)                                                 20,650
               2,215    LaBarge, Inc. (a)                                                              27,687
                 951    LS Starrett Co. - Class A                                                      14,693
               4,147    Lydall, Inc. (a)                                                               21,896
               1,810    M&F Worldwide Corp. (a)                                                        28,507
               1,289    Michael Baker Corp. (a)                                                        42,408
               2,364    NN, Inc.                                                                        3,310
               6,913    North American Galvanizing & Coating, Inc. (a)                                 24,956
               7,277    PRG-Schultz International, Inc. (a)                                            32,601
               1,981    Raven Industries, Inc.                                                         50,615
               2,488    Robbins & Myers, Inc.                                                          55,980
               3,807    Standard Register Co. (The)                                                    21,357
               9,706    Star Bulk Carriers Corp. (Marshall Islands)                                    21,935
               2,578    Thermadyne Holdings Corp. (a)                                                  16,757
               1,047    Twin Disc, Inc.                                                                 6,952
                                                                                          --------------------
                                                                                                      807,811
                                                                                          --------------------
                        INFORMATION TECHNOLOGY - 10.1%
                 306    Cass Information Systems, Inc.                                                 10,863
               1,626    Computer Task Group, Inc. (a)                                                   6,959
                 940    CPI International, Inc. (a)                                                     8,780
               5,711    Digital Ally, Inc. (a)                                                         22,159
               6,758    Hackett Group, Inc. (The) (a)                                                  20,139
               5,773    infoGROUP, Inc.                                                                22,688
               3,391    Integral Systems, Inc. (a)                                                     81,384
               1,792    MAXIMUS, Inc.                                                                  56,269
               3,778    Methode Electronics, Inc.                                                      31,962
                 451    NVE Corp. (a)                                                                  10,413
               1,856    PC Connection, Inc. (a)                                                         9,521
               1,642    Radisys Corp. (a)                                                               9,852
               1,078    Renaissance Learning, Inc.                                                     10,241
                 781    Rimage Corp. (a)                                                               11,028
               1,819    Rogers Corp. (a)                                                               51,296
               1,835    Transmeta Corp. (a)                                                            32,938
               1,261    Zones, Inc. (a)                                                                 7,755
                                                                                          --------------------
                                                                                                      404,247
                                                                                          --------------------
                        MATERIALS - 3.5%
                 417    GenTek, Inc. (a)                                                                7,681
               5,968    Glatfelter                                                                     56,815
               3,314    Innospec, Inc.                                                                 19,089
               1,859    KapStone Paper and Packaging Corp. (a)                                          8,235
               1,391    Quaker Chemical Corp.                                                          17,819
               7,314    ShengdaTech, Inc. (a)                                                          29,110
                                                                                          --------------------
                                                                                                      138,749
                                                                                          --------------------
                        UTILITIES - 1.4%
               5,993    Calpine Corp. (a)                                                              53,697
                                                                                          --------------------

                        TOTAL COMMON STOCKS - 92.6%
                        (Cost $4,986,496)                                                           3,698,875
                                                                                          --------------------

                        ROYALTY TRUSTS - 6.1%
                        ENERGY - 6.1%
                 704    BP Prudhoe Bay Royalty Trust                                                   49,702
                 395    Eastern American Natural Gas                                                   10,231
               2,791    Hugoton Royalty Trust                                                          56,490
               2,194    Mesabi Trust                                                                   19,197
                 837    MV Oil Trust                                                                    8,496
               2,942    Permian Basin Royalty Trust                                                    51,485
               1,627    SAN Juan Basin Royalty Trust                                                   48,013
                                                                                          --------------------
                        TOTAL ROYALTY TRUSTS
                        (Cost $310,465)                                                               243,614
                                                                                          --------------------

                        MASTER LIMITED PARTNERSHIPS - 1.0%
                        ENERGY - 1.0%
               1,556    Dorchester Minerals LP                                                         30,809
                 668    Penn Virginia GP Holdings LP                                                    7,521
                                                                                          --------------------
                        TOTAL MASTER LIMITED PARTNERSHIPS
                        (Cost $52,819)                                                                 38,330
                                                                                          --------------------

                        EXCHANGE-TRADED FUNDS - 0.1%
                 110    iShares S&P SmallCap 600 Index Fund
                        (Cost $4,278)                                                                   4,644
                                                                                          --------------------

                        TOTAL INVESTMENTS - 99.8%
                        (Cost $5,354,058)                                                           3,985,463
                        Other Assets in excess of Liabilities  - 0.2%                                   8,058
                                                                                          --------------------
                        NET ASSETS - 100.0%                                                       $ 3,993,521
                                                                                          ====================


LP   - Limited Partnership
REIT - Real Estate Investment Trust

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


------------------------------------------------------------------------------
                               COUNTRY ALLOCATION*
------------------------------------------------------------------------------
United States                                                            99.4%
Marshall Islands                                                          0.6%
------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2008

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES               TOTAL
                                            --------------------   -------------------   ---------------------
(value in $000s)
Assets:
Level 1                                                 $ 3,985                   $ -                 $ 3,985
Level 2                                                       -                     -                       -
Level 3                                                       -                     -                       -
                                            --------------------   -------------------   ---------------------
Total                                                   $ 3,985                   $ -                 $ 3,985
                                            ====================   ===================   =====================

Liabilities:
Level 1                                                 $     -                   $ -                 $     -
Level 2                                                       -                     -                       -
Level 3                                                       -                     -                       -
                                            --------------------   -------------------   ---------------------
Total                                                   $     -                   $ -                 $     -
                                            ====================   ===================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES               TOTAL
                                            --------------------   -------------------   ---------------------
Beginning Balance at 8/31/08                            $     -                   $ -                 $     -
Total Realized Gain/Loss                                      -                     -                       -
Change in Unrealized Gain/Loss                                -                     -                       -
Net Purchases and Sales                                       -                     -                       -
Net Transfers In/Out                                          -                     -                       -
                                            --------------------   -------------------   ---------------------
Ending Balance at 11/30/08                              $     -                   $ -                 $     -
                                            ====================   ===================   =====================

CZA | CLAYMORE/ZACKS MID-CAP CORE ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

          NUMBER OF
          SHARES                DESCRIPTION                                                                  VALUE
-------------------------------------------------------------------------------------------------------------------
                                Common Stocks  - 88.4%
                                CONSUMER DISCRETIONARY - 4.3%
                        1,061   Advance Auto Parts, Inc.                                                  $ 32,212
                        2,551   Clear Channel Outdoor Holdings, Inc. - Class A (a)                          18,673
                        1,575   International Speedway Corp. - Class A                                      40,871
                        1,104   Tim Hortons, Inc.                                                           27,479
                          333   VF Corp.                                                                    17,413
                                                                                                  -----------------
                                                                                                           136,648
                                                                                                  -----------------
                                CONSUMER STAPLES - 8.4%
                        1,976   Alberto-Culver Co.                                                          42,425
                          632   Church & Dwight Co., Inc.                                                   37,566
                        1,538   Coca-Cola Enterprises, Inc.                                                 14,119
                          536   Delhaize Group, ADR (Belgium)                                               32,498
                        1,001   Hormel Foods Corp. (a)                                                      26,587
                          961   JM Smucker Co. (The)                                                        43,601
                          915   McCormick & Co., Inc.                                                       27,240
                          541   Molson Coors Brewing Co. - Class B                                          24,058
                        1,021   Pepsi Bottling Group, Inc.                                                  18,470
                                                                                                  -----------------
                                                                                                           266,564
                                                                                                  -----------------
                                ENERGY - 2.8%
                        1,748   Oil States International, Inc. (a)                                          37,442
                        1,101   Pride International, Inc. (a)                                               17,847
                        2,488   Southern Union Co.                                                          34,185
                                                                                                  -----------------
                                                                                                            89,474
                                                                                                  -----------------
                                FINANCIALS - 11.3%
                        1,538   American Financial Group, Inc.                                              31,514
                          522   Arch Capital Group, Ltd. (Bermuda) (a)                                      35,386
                          579   Assurant, Inc.                                                              12,605
                          401   Everest Re Group Ltd. (Bermuda)                                             31,462
                        1,197   Hanover Insurance Group, Inc. (The)                                         48,263
                        1,748   HCC Insurance Holdings, Inc.                                                40,746
                          113   Markel Corp. (a)                                                            34,804
                        2,940   OneBeacon Insurance Group Ltd. (Bermuda)                                    32,046
                          906   RenaissanceRe Holdings, Ltd. (Bermuda)                                      42,700
                          570   Torchmark Corp.                                                             20,606
                          779   Transatlantic Holdings, Inc.                                                30,880
                                                                                                  -----------------
                                                                                                           361,012
                                                                                                  -----------------
                                HEALTH CARE - 9.7%
                          535   Beckman Coulter, Inc.                                                       23,315
                          560   DaVita, Inc. (a)                                                            28,140
                        2,736   Endo Pharmaceuticals Holdings, Inc. (a)                                     60,165
                          824   Hospira, Inc. (a)                                                           24,745
                          691   Humana, Inc. (a)                                                            20,889
                          386   Laboratory Corp. of America Holdings (a)                                    24,457
                        1,900   PerkinElmer, Inc.                                                           34,314
                          829   Teleflex, Inc.                                                              39,278
                          857   Universal Health Services, Inc. - Class B                                   31,838
                          569   Waters Corp. (a)                                                            23,460
                                                                                                  -----------------
                                                                                                           310,601
                                                                                                  -----------------
                                INDUSTRIALS - 11.6%
                        3,256   Allied Waste Industries, Inc. (a)                                           34,969
                          931   Ametek, Inc.                                                                32,520
                          653   Dover Corp.                                                                 19,479
                        1,142   Elbit Systems Ltd. (Israel)                                                 42,128
                          803   Goodrich Corp.                                                              27,021
                        1,214   Harsco Corp.                                                                30,532
                          849   Kansas City Southern (a)                                                    18,610
                        3,242   KBR, Inc.                                                                   44,642
                        1,151   Pall Corp.                                                                  31,664
                          457   Parker Hannifin Corp.                                                       18,774
                          851   Pitney Bowes, Inc.                                                          21,028
                          568   Rockwell Collins, Inc.                                                      19,357
                          460   SPX Corp.                                                                   17,167
                          875   Textron, Inc.                                                               13,326
                                                                                                  -----------------
                                                                                                           371,217
                                                                                                  -----------------
                                INFORMATION TECHNOLOGY - 16.8%
                          704   Affiliated Computer Services, Inc. - Class A (a)                            28,477
                        1,231   Amdocs Ltd. (Guernsey) (a)                                                  23,130
                        1,707   Arrow Electronics, Inc. (a)                                                 23,557
                        1,658   Avnet, Inc. (a)                                                             23,610
                       10,010   Brocade Communications Systems, Inc. (a)                                    32,232
                        1,589   Check Point Software Technologies (Israel) (a)                              32,749
                          762   Computer Sciences Corp. (a)                                                 21,229
                        5,492   Compuware Corp. (a)                                                         34,874
                        2,314   Fidelity National Information Services, Inc.                                39,755
                          650   Harris Corp.                                                                22,672
                        1,132   Hewitt Associates, Inc. - Class A (a)                                       32,353
                        2,752   Metavante Technologies, Inc. (a)                                            47,527
                        1,892   Molex, Inc. - Class A                                                       22,818
                        1,927   NCR Corp. (a)                                                               29,252
                        2,126   SAIC, Inc. (a)                                                              37,843
                        2,683   Total System Services, Inc.                                                 38,286
                        2,227   Zebra Technologies Corp. - Class A (a)                                      47,123
                                                                                                  -----------------
                                                                                                           537,487
                                                                                                  -----------------
                                MATERIALS - 9.8%
                          785   Airgas, Inc.                                                                28,064
                        1,320   Aptargroup, Inc.                                                            44,141
                        1,315   Celanese Corp. - Series A                                                   15,188
                        1,908   Crown Holdings, Inc. (a)                                                    30,623
                          730   FMC Corp.                                                                   31,901
                        3,646   Gerdau Ameristeel Corp. (Canada)                                            15,787
                        1,078   Lubrizol Corp.                                                              37,859
                        2,395   Packaging Corp. of America                                                  35,757
                        2,736   RPM International, Inc.                                                     32,805
                        1,589   Sonoco Products Co.                                                         39,884
                                                                                                  -----------------
                                                                                                           312,009
                                                                                                  -----------------
                                TELECOMMUNICATIONS SERVICES - 1.2%
                        1,677   Cellcom Israel, Ltd. (Israel)                                               38,839
                                                                                                  -----------------

                                UTILITIES - 12.5%
                        1,329   Alliant Energy Corp.                                                        42,355
                        2,477   Centerpoint Energy, Inc.                                                    32,028
                          927   Equitable Resources, Inc.                                                   30,934
                        2,343   Great Plains Energy, Inc.                                                   44,025
                        1,187   MDU Resources Group, Inc.                                                   24,132
                        1,567   Northeast Utilities                                                         36,511
                        6,032   NV Energy, Inc.                                                             57,183
                        1,588   OGE Energy Corp.                                                            42,066
                        1,191   Oneok, Inc.                                                                 34,944
                          665   Questar Corp.                                                               21,406
                          768   Wisconsin Energy Corp.                                                      33,377
                                                                                                  -----------------
                                                                                                           398,961
                                                                                                  -----------------
                                TOTAL COMMON STOCK - 88.4%
                                (Cost $3,836,834)                                                        2,822,812
                                                                                                  -----------------

                                MASTER LIMITED PARTNERSHIPS - 11.0%
                                ENERGY - 11.0%
                        2,254   Boardwalk Pipeline Partners LP                                              47,762
                        1,381   Enbridge Energy Partners LP                                                 39,013
                        1,608   Energy Transfer Equity LP                                                   26,516
                        2,077   Enterprise GP Holdings LP                                                   38,798
                          858   Kinder Morgan Management LLC (a)                                            35,392
                        1,807   Magellan Midstream Partners LP                                              54,246
                        2,632   Natural Resource Partners LP                                                43,744
                          711   ONEOK Partners LP                                                           33,154
                          899   Plains All American Pipeline LP                                             30,737
                                                                                                  -----------------
                                TOTAL MASTER LIMITED PARTNERSHIPS - 11.0%                                  349,362
                                                                                                  -----------------
                                (Cost $446,835)

                                EXCHANGE - TRADED FUNDS - 0.5%
                          265   iShares Russell Midcap Index Fund                                           15,320
                                                                                                  -----------------
                                (Cost $15,461)

                                TOTAL INVESTMENTS - 99.9%
                                (Cost $4,299,130)                                                        3,187,494
                                Other Assets in excess of Liabilities - 0.1%                                 4,057
                                                                                                  -----------------
                                NET ASSETS - 100.0%                                                    $ 3,191,551
                                                                                                  =================

ADR  - American Depositary Receipt
LP   - Limited Partnership

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


------------------------------------------------------------------------------
                               COUNTRY ALLOCATION*
------------------------------------------------------------------------------
United States                                                            89.8%
Bermuda                                                                   4.4%
Israel                                                                    3.6%
Belgium                                                                   1.0%
Guernsey                                                                  0.7%
Canada                                                                    0.5%
------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.


See previously submitted notes to financial statements for the period ending August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                                $ 3,187                   $ -                 $ 3,187
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $ 3,187                   $ -                 $ 3,187
                                            ===================    ==================   =====================

Liabilities:
Level 1                                                $     -                   $ -                 $     -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                  $     -                   $ -                 $     -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                           $     -                   $ -                 $     -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                             $     -                   $ -                 $     -
                                            ===================    ==================   =====================

CVY | CLAYMORE/ZACKS MULTI-ASSET INCOME INDEX ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

          NUMBER OF
          SHARES        DESCRIPTION                                                      VALUE
-----------------------------------------------------------------------------------------------

                        COMMON STOCKS  - 70.8%
                        CONSUMER DISCRETIONARY - 8.3%
              15,280    Barnes & Noble, Inc.                                         $ 241,118
              25,431    Belo Corp.                                                      49,082
              34,858    CBS Corp.                                                      232,154
              25,605    EW Scripps Co.                                                  75,023
              23,197    Foot Locker, Inc.                                              156,116
               8,909    Genuine Parts Co.                                              348,787
              14,181    Harley-Davidson, Inc.                                          241,219
              20,881    Home Depot, Inc.                                               482,560
              16,938    Leggett & Platt, Inc.                                          247,295
              20,876    Newell Rubbermaid, Inc.                                        278,903
               9,339    NutriSystem, Inc.                                              130,839
               8,382    Polaris Industries, Inc.                                       228,829
              11,408    World Wrestling Entertainment, Inc.                            132,675
                                                                              -----------------
                                                                                     2,844,600
                                                                              -----------------
                        CONSUMER STAPLES - 3.5%
              26,932    Altria Group, Inc.                                             433,067
               9,569    Cal-Maine Foods, Inc.                                          241,234
              26,627    ConAgra Foods, Inc.                                            392,748
               3,576    Universal Corp./Richmond VA                                    114,325
                                                                              -----------------
                                                                                     1,181,374
                                                                              -----------------
                        ENERGY - 5.9%
               9,827    BP PLC, ADR (United Kingdom)                                   478,477
               5,714    Crosstex Energy, Inc.                                           23,713
               8,703    ENI SpA, ADR (Italy)                                           399,468
               5,324    Nordic American Tanker Shipping (Bermuda)                      155,621
               5,740    Royal Dutch Shell PLC, ADR (United Kingdom)                    305,655
               6,688    Ship Finance International Ltd. (Bermuda)                       79,520
              21,315    Spectra Energy Corp.                                           346,582
               4,887    TransCanada Corp. (Canada)                                     128,870
               5,347    Tsakos Energy Navigation Ltd. (Bermuda)                        107,635
                                                                              -----------------
                                                                                     2,025,541
                                                                              -----------------
                        FINANCIALS - 27.5%
              12,495    Allstate Corp.                                                 317,873
              26,605    American International Group, Inc.                              53,476
              37,858    Annaly Capital Management, Inc. - REIT                         544,019
              16,866    Banco Bilbao Vizcaya Argentaria SA, ADR (Spain)                174,900
               2,435    Banco Santander Chile, ADR (Chile)                              81,086
              26,242    Banco Santander SA, ADR (Spain)                                219,646
              16,415    Bancorpsouth, Inc.                                             365,070
              18,190    Bank of America Corp.                                          295,587
               7,147    Bank of Hawaii Corp.                                           318,828
               8,216    Bank of Nova Scotia (Canada)                                   228,158
               6,284    Canadian Imperial Bank of Commerce (Canada)                    234,959
              12,834    Capital One Financial Corp.                                    441,618
              17,928    CBL & Associates Properties, Inc. - REIT                        72,967
              60,212    Colonial BancGroup, Inc.                                       151,132
              14,573    Colonial Properties Trust - REIT                                82,629
              36,526    DCT Industrial Trust, Inc. - REIT                              163,636
              16,773    Developers Diversified Realty Corp. - REIT                      80,510
              22,533    Duke Realty Corp. - REIT                                       184,996
              13,162    First Industrial Realty Trust, Inc. - REIT                     113,851
              21,591    General Growth Properties, Inc. - REIT                          29,796
               8,932    Hartford Financial Services Group, Inc.                         75,475
              33,388    HRPT Properties Trust - REIT                                    92,151
               7,192    HSBC Holdings PLC, ADR (United Kingdom)                        391,029
              14,719    JPMorgan Chase & Co.                                           466,004
              12,107    Lexington Realty Trust - REIT                                   58,719
              14,938    Liberty Property Trust - REIT                                  285,615
              11,103    Lincoln National Corp.                                         152,444
               7,938    M&T Bank Corp.                                                 510,016
              48,930    MFA Mortgage Investments, Inc. - REIT                          302,877
              13,116    National Penn Bancshares, Inc.                                 201,724
              16,981    Old Republic International Corp.                               174,225
              11,083    Pennsylvania Real Estate Investment Trust - REIT                49,874
              21,171    People's United Financial, Inc.                                403,731
               7,875    PNC Financial Services Group, Inc.                             415,564
              14,230    Redwood Trust, Inc. - REIT                                     185,701
               2,091    Royal Bank of Scotland Group PLC, ADR (United Kingdom)          36,760
              18,214    Sterling Financial Corp.                                        96,898
               9,910    Sun Life Financial, Inc. (Canada)                              200,083
              22,208    Sunstone Hotel Investors, Inc. - REIT                          105,932
               6,489    Toronto-Dominion Bank (Canada)                                 228,867
               4,862    Zenith National Insurance Corp.                                160,397
              21,102    Zions Bancorporation                                           672,943
                                                                              -----------------
                                                                                     9,421,766
                                                                              -----------------
                        HEALTH CARE - 3.7%
              12,140    Eli Lilly & Co.                                                414,581
              12,057    GlaxoSmithKline PLC, ADR (United Kingdom)                      415,243
              15,878    Merck & Co., Inc.                                              424,260
                                                                              -----------------
                                                                                     1,254,084
                                                                              -----------------
                        INDUSTRIALS - 3.8%
               7,835    Avery Dennison Corp.                                           243,668
              11,278    Deluxe Corp.                                                   118,645
              13,403    Diana Shipping, Inc. (Marshall Islands)                        118,482
               6,024    Genco Shipping & Trading Ltd. (Marshall Islands)                54,879
               8,022    HNI Corp.                                                      107,094
               8,973    Macquarie Infrastructure Co. LLC                                41,814
              17,415    Navios Maritime Holdings, Inc. (Marshall Islands)               30,302
              11,067    Pitney Bowes, Inc.                                             273,466
              13,641    RR Donnelley & Sons Co.                                        174,059
               3,627    Watsco, Inc.                                                   142,686
                                                                              -----------------
                                                                                     1,305,095
                                                                              -----------------
                        INFORMATION TECHNOLOGY - 1.3%
              17,692    Microchip Technology, Inc.                                     327,302
              30,244    Siliconware Precision Industries Co., ADR (Taiwan)             124,605
                                                                              -----------------
                                                                                       451,907
                                                                              -----------------
                        MATERIALS - 6.2%
              16,590    Dow Chemical Co.                                               307,744
              12,692    EI Du Pont de Nemours & Co.                                    318,062
              20,852    International Paper Co.                                        259,607
              14,772    Packaging Corp. of America                                     220,546
               6,012    PPG Industries, Inc.                                           264,047
               8,618    RPM International, Inc.                                        103,330
               6,370    Sims Metal Management Ltd., ADR (Australia)                     58,731
              22,197    Southern Copper Corp.                                          305,431
              21,450    Worthington Industries, Inc.                                   284,856
                                                                              -----------------
                                                                                     2,122,354
                                                                              -----------------
                        TELECOMMUNICATIONS - 5.5%
              10,977    America Movil SAB de CV, ADR (Mexico)                          329,310
              17,706    AT&T, Inc.                                                     505,684
               5,901    Cellcom Israel Ltd. (Israel)                                   136,667
              17,464    Deutsche Telekom AG, ADR (Germany)                             239,955
              21,034    Fairpoint Communications, Inc.                                  73,619
               5,541    France Telecom SA, ADR (France)                                142,570
              22,165    Vodafone Group PLC, ADR (United Kingdom)                       433,991
                                                                              -----------------
                                                                                     1,861,796
                                                                              -----------------
                        UTILITIES - 5.1%
               7,430    Cleco Corp.                                                    175,125
               8,234    Nicor, Inc.                                                    335,782
               7,244    Portland General Electric Co.                                  132,638
              15,102    Southern Co.                                                   548,505
               5,820    WGL Holdings, Inc.                                             210,102
              18,427    Xcel Energy, Inc.                                              346,612
                                                                              -----------------
                                                                                     1,748,764
                                                                              -----------------
                        TOTAL COMMON STOCKS - 70.8%
                        (Cost $39,560,522)                                          24,217,281
                                                                              -----------------

                        MASTER LIMITED PARTNERSHIPS - 11.8%
                        ENERGY - 9.9%
              18,178    Atlas Pipeline Partners LP                                     132,336
              17,976    Boardwalk Pipeline Partners LP                                 380,911
               9,456    Enbridge Energy Partners LP                                    267,132
              12,789    Energy Transfer Equity LP                                      210,890
              10,267    Energy Transfer Partners LP                                    340,146
              11,573    Enterprise GP Holdings LP                                      216,184
              13,403    Enterprise Products Partners LP                                286,422
               6,604    Kinder Morgan Energy Partners LP                               320,228
               9,755    NuStar Energy LP                                               388,249
              34,953    Pengrowth Energy Trust (Canada)                                313,528
               8,994    Plains All American Pipeline LP                                307,505
              16,547    Williams Partners LP                                           232,320
                                                                              -----------------
                                                                                     3,395,851
                                                                              -----------------
                        MATERIALS - 1.9%
               6,523    Terra Nitrogen Co. LP                                          658,432
                                                                              -----------------

                        TOTAL MASTER LIMITED PARTNERSHIPS
                        (Cost $6,178,206)                                            4,054,283
                                                                              -----------------

                        CLOSED-END FUNDS - 8.1%
              25,182    BlackRock Debt Strategies Fund, Inc.                            71,265
              19,692    BlackRock Global Equity Income Trust                           150,841
              49,448    BlackRock International Growth and Income Trust                399,045
               7,196    Boulder Total Return Fund, Inc.                                 65,412
              21,323    Calamos Global Dynamic Income Fund                             110,027
              11,270    Cohen & Steers Global Income Builder, Inc.                      82,046
              16,716    DWS RREEF Real Estate Fund II, Inc.                             11,701
              48,043    Eaton Vance Tax-Managed Diversified Equity Income Fund         489,558
              23,938    Evergreen Global Dividend Opportunity Fund                     226,214
              26,552    Evergreen Income Advantage Fund                                125,591
              28,666    Highland Credit Strategies Fund                                182,029
              53,190    John Hancock Bank and Thrift Opportunity Fund                  204,781
              54,718    Neuberger Berman Real Estate Securities Income Fund, Inc.       90,285
              24,373    Nicholas-Applegate Convertible & Income Fund II                 77,506
              57,123    Nuveen Multi-Strategy Income and Growth Fund 2                 227,921
               9,875    Nuveen Tax-Advantaged Total Return Strategy Fund                68,927
              37,653    Western Asset High Income Fund II, Inc.                        181,864
                                                                              -----------------
                        (Cost $5,479,051)                                            2,765,013
                                                                              -----------------

                        INCOME TRUSTS - 3.8%
                        ENERGY - 3.8%
              29,061    Advantage Energy Income Fund (Canada)                          149,955
              13,262    Baytex Energy Trust (Canada)                                   201,184
              14,335    Enerplus Resources Fund (Canada)                               332,429
              30,709    Harvest Energy Trust (Canada)                                  316,303
              21,132    Penn West Energy Trust (Canada)                                308,104
                                                                              -----------------
                        (Cost $2,336,345)                                            1,307,975
                                                                              -----------------

                        ROYALTY TRUSTS - 2.8%
                        ENERGY - 2.8%
               6,751    BP Prudhoe Bay Royalty Trust                                   476,621
              16,839    Permian Basin Royalty Trust                                    294,682
               6,376    San Juan Basin Royalty Trust                                   188,156
                                                                              -----------------
                        (Cost $1,268,117)                                              959,459
                                                                              -----------------

                        PREFERRED STOCKS  - 2.0%
                        FINANCIALS - 2.0%
              20,330    Barclays Bank PLC, 8.125%, 06/15/13 (United Kingdom)           282,587
               7,471    Deutsche Bank Contingent Capital Trust III,
                            7.60%, 02/20/18                                            111,019
              18,485    Deutsche Bank Contingent Capital Trust V,
                            8.05%, 06/30/18                                            290,215
                                                                              -----------------
                        (Cost $1,102,379)                                              683,821
                                                                              -----------------

                        EXCHANGE-TRADED FUNDS  - 0.5%
               1,825    SPDR Trust Series 1
                        (Cost $144,705)                                                164,159
                                                                              -----------------

                        TOTAL INVESTMENTS - 99.8%
                        (Cost $56,069,325)                                          34,151,991
                        Other Assets in excess of Liabilities - 0.2%                    71,570
                                                                              -----------------
                        NET ASSETS - 100.0%                                       $ 34,223,561
                                                                              =================

ADR  - American Depositary Receipt
AG   - Stock Corporation
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
REIT - Real Estate Investment Trust
SA   - Corporation


Securities are classified by sectors that represent broad groupings of related industries.



-------------------------------------------------------------------------------
                              Country Allocation*
-------------------------------------------------------------------------------
 United States                                                            78.2%
 Canada                                                                    7.7%
 United Kingdom                                                            6.9%
 Italy                                                                     1.2%
 Spain                                                                     1.1%
 Bermuda                                                                   1.0%
 Mexico                                                                    1.0%
 Germany                                                                   0.7%
 Marshall Islands                                                          0.6%
 France                                                                    0.4%
 Israel                                                                    0.4%
 Taiwan                                                                    0.4%
 Chile                                                                     0.2%
 Australia                                                                 0.2%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                               $ 34,152                   $ -                $ 34,152
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 34,152                   $ -                $ 34,152
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                            $      -                   $ -                $      -
                                            ===================    ==================   =====================

XRO CLAYMORE/ZACKS SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2008 (UNAUDITED)

          NUMBER OF
          SHARES           DESCRIPTION                                                                 VALUE
-------------------------------------------------------------------------------------------------------------
                           COMMON STOCKS  - 99.0%
                           CONSUMER DISCRETIONARY - 5.7%
                   4,644   Advance Auto Parts, Inc.                                              $   140,992
                   4,471   Autozone, Inc. (a)                                                        488,322
                   5,063   Dollar Tree, Inc. (a)                                                     214,469
                   9,954   Ross Stores, Inc.                                                         263,781
                  24,082   TJX Cos., Inc.                                                            549,551
                  17,245   Urban Outfitters, Inc. (a)                                                313,342
                                                                                           ------------------
                                                                                                   1,970,457
                                                                                           ------------------
                           CONSUMER STAPLES - 2.4%
                  15,315   Wal-Mart Stores, Inc.                                                     855,802
                                                                                           ------------------

                           ENERGY - 22.0%
                   8,808   Apache Corp.                                                              680,858
                  16,709   Arch Coal, Inc.                                                           256,984
                  10,140   Cabot Oil & Gas Corp.                                                     303,896
                  25,545   Chesapeake Energy Corp.                                                   438,863
                   7,490   Cimarex Energy Co.                                                        212,491
                  14,009   Continental Resources, Inc. (a)                                           273,876
                  10,070   Devon Energy Corp.                                                        728,464
                   5,850   Dresser-Rand Group, Inc. (a)                                               97,754
                   9,537   ENSCO International, Inc.                                                 309,094
                  10,251   EOG Resources, Inc.                                                       871,540
                  22,572   EXCO Resources, Inc. (a)                                                  173,127
                   7,430   Forest Oil Corp. (a)                                                      129,654
                  28,365   Halliburton Co.                                                           499,224
                   8,484   Helmerich & Payne, Inc.                                                   215,154
                  11,193   Hess Corp.                                                                604,870
                   5,163   Massey Energy Co.                                                          80,646
                  22,055   Nabors Industries Ltd. (Bermuda) (a)                                      319,798
                   6,343   Patriot Coal Corp. (a)                                                     53,725
                   9,203   Patterson-UTI Energy, Inc.                                                114,945
                  25,410   PetroHawk Energy Corp. (a)                                                443,913
                  10,514   Pioneer Natural Resources Co.                                             211,121
                   3,322   Tidewater, Inc.                                                           131,153
                  29,233   Weatherford International Ltd. (Bermuda) (a)                              373,305
                   2,577   Whiting Petroleum Corp. (a)                                                98,699
                                                                                           ------------------
                                                                                                   7,623,154
                                                                                           ------------------
                           HEALTH CARE - 23.1%
                   5,677   Alcon, Inc. (Switzerland)                                                 452,968
                   4,686   Alexion Pharmaceuticals, Inc. (a)                                         157,731
                  15,476   Amgen, Inc. (a)                                                           859,537
                  13,978   Baxter International, Inc.                                                739,436
                  14,495   Celgene Corp. (a)                                                         755,190
                  17,090   Covidien Ltd. (Bermuda)                                                   629,767
                   7,746   CR Bard, Inc.                                                             635,404
                   3,187   Edwards Lifesciences Corp. (a)                                            158,617
                   9,957   Express Scripts, Inc. (a)                                                 572,627
                  20,128   Gilead Sciences, Inc. (a)                                                 901,533
                   9,038   Illumina, Inc. (a)                                                        198,926
                   2,841   Myriad Genetics, Inc. (a)                                                 168,415
                   6,401   Omnicare, Inc.                                                            154,328
                   4,791   Perrigo Co.                                                               164,858
                  16,898   St Jude Medical, Inc. (a)                                                 473,651
                  33,188   Tenet Healthcare Corp. (a)                                                 40,157
                   3,284   Universal Health Services, Inc.                                           122,001
                   9,647   Varian Medical Systems, Inc. (a)                                          389,353
                  11,382   Zimmer Holdings, Inc. (a)                                                 424,776
                                                                                           ------------------
                                                                                                   7,999,275
                                                                                           ------------------
                           INDUSTRIALS - 19.0%
                   8,985   Ametek, Inc.                                                              313,846
                   5,454   Brink's Co.                                                               118,734
                   8,246   Bucyrus International, Inc.                                               161,044
                   9,939   Burlington Northern Santa Fe Corp.                                        761,427
                   4,844   Copart, Inc. (a)                                                          129,189
                  16,834   CSX Corp.                                                                 626,898
                  11,130   Fastenal Co.                                                              428,616
                   3,890   First Solar, Inc. (a)                                                     485,628
                   6,190   Flowserve Corp.                                                           311,543
                  13,191   Fluor Corp.                                                               600,718
                   2,546   FTI Consulting, Inc. (a)                                                  139,623
                  10,978   JB Hunt Transport Services, Inc.                                          294,320
                  12,173   Joy Global, Inc.                                                          283,509
                   8,258   Kansas City Southern (a)                                                  181,015
                   3,999   MSC Industrial Direct Co.                                                 138,405
                  13,874   Norfolk Southern Corp.                                                    686,347
                   2,971   Ryder System, Inc.                                                        106,689
                   4,754   SPX Corp.                                                                 177,419
                  12,890   Union Pacific Corp.                                                       645,016
                                                                                           ------------------
                                                                                                   6,589,986
                                                                                           ------------------
                           INFORMATION TECHNOLOGY - 18.8%
                  24,174   Accenture Ltd. (Bermuda)                                                  748,911
                   7,270   Affiliated Computer Services, Inc. (a)                                    294,071
                  26,576   Altera Corp.                                                              390,933
                  13,691   Amphenol Corp.                                                            317,905
                   4,864   Ansys, Inc. (a)                                                           140,375
                   8,168   Global Payments, Inc.                                                     295,437
                   7,840   International Business Machines Corp.                                     639,744
                   2,080   Itron, Inc. (a)                                                            98,550
                  34,363   LSI Corp. (a)                                                              92,093
                   5,180   Mastercard, Inc.                                                          752,654
                  18,731   Microchip Technology, Inc.                                                346,523
                   8,349   NCR Corp. (a)                                                             126,738
                  45,167   Oracle Corp. (a)                                                          726,737
                  21,345   QUALCOMM, Inc.                                                            716,552
                  37,541   Symantec Corp. (a)                                                        451,618
                  23,438   Xilinx, Inc.                                                              383,446
                                                                                           ------------------
                                                                                                   6,522,287
                                                                                           ------------------
                           MATERIALS - 7.7%
                   7,395   Airgas, Inc.                                                              264,371
                   7,102   AK Steel Holding Corp.                                                     55,964
                   6,007   CF Industries Holdings, Inc.                                              316,148
                  10,383   Cliffs Natural Resources, Inc.                                            246,596
                   7,127   FMC Corp.                                                                 311,450
                  37,435   Gerdau Ameristeel Corp. (Canada)                                          162,094
                   2,802   Greif, Inc.                                                                92,886
                  13,505   Mosaic Co.                                                                409,877
                   4,491   Randgold Resources Ltd. - ADR (Channel Islands)                           171,691
                   4,849   Reliance Steel & Aluminum Co.                                              99,986
                   6,206   Sonoco Products Co.                                                       155,771
                   6,269   Terra Industries, Inc.                                                     92,217
                   9,444   United States Steel Corp.                                                 287,098
                                                                                           ------------------
                                                                                                   2,666,149
                                                                                           ------------------
                           TELECOMMUNICATION SERVICES - 0.3%
                   4,837   Leap Wireless International, Inc. (a)                                      96,740
                                                                                           ------------------

                           TOTAL COMMON STOCKS - 99.0%
                           (Cost $49,819,801)                                                     34,323,850

                           MASTER LIMITED PARTNERSHIPS - 0.9%
                           INDUSTRIALS - 0.9%
                   7,610   Kinder Morgan Management LLC (a)
                           (Cost $359,292)                                                           313,912
                                                                                           ------------------

                           TOTAL INVESTMENTS - 99.9%
                           (Cost $50,179,093)                                                     34,637,762
                           Other Assets in excess of Liabilities - 0.1%                               29,161
                                                                                           ------------------
                           NET ASSETS - 100.0%                                                  $ 34,666,923
                                                                                           ==================

ADR - American Depositary Receipt

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.


-------------------------------------------------------------------------------
                              Country Allocation*
-------------------------------------------------------------------------------
United States                                                             91.7%
Bermuda                                                                    6.0%
Switzerland                                                                1.3%
Channel Islands                                                            0.5%
Canada                                                                     0.5%
-------------------------------------------------------------------------------

*    Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended August 31, 2008.

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation). Details of the valuations as of November 30, 2008 were as follows:


DESCRIPTION                                     SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
(value in $000s)
Assets:
Level 1                                               $ 34,638                   $ -                $ 34,638
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $ 34,638                   $ -                $ 34,638
                                            ===================    ==================   =====================

Liabilities:
Level 1                                               $      -                   $ -                $      -
Level 2                                                      -                     -                       -
Level 3                                                      -                     -                       -
                                            -------------------    ------------------   ---------------------
Total                                                 $      -                   $ -                $      -
                                            ===================    ==================   =====================


LEVEL 3 HOLDINGS                                SECURITIES            DERIVATIVES              TOTAL
                                            -------------------    ------------------   ---------------------
Beginning Balance at 8/31/08                          $      -                   $ -                $      -
Total Realized Gain/Loss                                     -                     -                       -
Change in Unrealized Gain/Loss                               -                     -                       -
Net Purchases and Sales                                      -                     -                       -
Net Transfers In/Out                                         -                     -                       -
                                            -------------------    ------------------   ---------------------
Ending Balance at 11/30/08                            $      -                   $ -                $      -
                                            ===================    ==================   =====================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------

By:     /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   January 29, 2009
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
     ---------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   January 29, 2009
      --------------------------------------------------------------------------

By:     /s/ Steven M. Hill
     ---------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   January 29, 2009
      --------------------------------------------------------------------------